Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 86.6%
Consumer, Non-cyclical - 22.8%
UnitedHealth Group, Inc.	5,062	$2,599,995
Amgen, Inc.	5,062	1,231,585
Johnson & Johnson	5,062	898,556
Procter & Gamble Co.	5,062	727,865
Merck & Company, Inc.	5,062	461,502
Coca-Cola Co.	5,062	318,450
Total Consumer, Non-cyclical		6,237,953
Financial - 16.9%
Goldman Sachs Group, Inc.	5,062	1,503,515
Visa, Inc. — Class A	5,062	996,657
Travelers Companies, Inc.	5,062	856,136
American Express Co.	5,062	701,695
JPMorgan Chase & Co.	5,062	570,032
Total Financial		4,628,035
Consumer, Cyclical - 14.5%
Home Depot, Inc.	5,062	1,388,355
McDonald's Corp.	5,062	1,249,706
Walmart, Inc.	5,062	615,438
NIKE, Inc. — Class B	5,062	517,337
Walgreens Boots Alliance, Inc.	5,062	191,850
Total Consumer, Cyclical		3,962,686
Technology - 13.7%
Microsoft Corp.	5,062	1,300,073
Salesforce, Inc.*	5,062	835,433
International Business Machines Corp.	5,062	714,704
Apple, Inc.	5,062	692,077
Intel Corp.	5,062	189,369
Total Technology		3,731,656
Industrial - 11.5%
Caterpillar, Inc.	5,062	904,883
Honeywell International, Inc.	5,062	879,826
Boeing Co.*	5,062	692,077
3M Co.	5,062	655,073
Total Industrial		3,131,859
Communications - 3.5%
Walt Disney Co.*	5,062	477,853
Verizon Communications, Inc.	5,062	256,896
Cisco Systems, Inc.	5,062	215,844
Total Communications		950,593
Energy - 2.7%
Chevron Corp.	5,062	732,876
Basic Materials - 1.0%
Dow, Inc.	5,062	261,250
Total Common Stocks
(Cost $17,184,105)		23,636,908

	Face Amount
U.S. TREASURY BILLS†† - 13.0%
U.S. Cash Management Bill
1.34% due 10/04/22[1,2]	$2,533,000	2,520,935
1.78% due 10/04/22[2]	1,000,000	995,237
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	41,000	40,979
Total U.S. Treasury Bills
(Cost $3,559,975)		3,557,151

REPURCHASE AGREEMENTS††,4 - 6.0%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[1]	923,332	923,332
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[1]	359,579	359,579
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[1]	356,019	356,019
Total Repurchase Agreements
(Cost $1,638,930)		1,638,930
Total Investments - 105.6%
(Cost $22,383,010)		$28,832,989
Other Assets & Liabilities, net - (5.6)%		(1,536,550)
Total Net Assets - 100.0%		$27,296,439

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	15	Sep 2022	$2,308,350	$4,841

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	Pay	2.13% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	184	$5,664,741	$56,971

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements†† (continued)
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	2.01% (SOFR + 0.50%)	At Maturity	11/16/22	744	$22,892,507	$(1,117,242)
							$28,557,248	$(1,060,271)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at June 30, 2022.
4	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,636,908	$—	$—	$23,636,908
U.S. Treasury Bills	—	3,557,151	—	3,557,151
Repurchase Agreements	—	1,638,930	—	1,638,930
Equity Futures Contracts**	4,841	—	—	4,841
Equity Index Swap Agreements**	—	56,971	—	56,971
Total Assets	$23,641,749	$5,253,052	$—	$28,894,801

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,117,242	$—	$1,117,242

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
U.S. TREASURY BILLS†† - 15.3%
U.S. Cash Management Bill
1.34% due 10/04/22[1,2]	$707,000	$703,632
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	169,000	168,914
Total U.S. Treasury Bills
(Cost $873,311)		872,546

FEDERAL AGENCY NOTES†† - 8.8%
Federal Farm Credit Bank
1.57% (1 Year U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	500,000	500,051
Total Federal Agency Notes
(Cost $500,000)		500,051

REPURCHASE AGREEMENTS††,4 - 76.2%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[1]	2,445,444	2,445,444
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[1]	952,346	952,346
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[1]	942,917	942,917
Total Repurchase Agreements
(Cost $4,340,707)		4,340,707
Total Investments - 100.3%
(Cost $5,714,018)		$5,713,304
Other Assets & Liabilities, net - (0.3)%		(16,849)
Total Net Assets - 100.0%		$5,696,455

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	16	Sep 2022	$2,462,240	$42,560

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	Receive	1.73% (Federal Funds Rate + 0.15%)	At Maturity	11/17/22	185	$5,691,082	$488,854
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	1.76% (SOFR + 0.25%)	At Maturity	11/16/22	106	3,272,751	329,889
							$8,963,833	$818,743

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at June 30, 2022.
4	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$872,546	$—	$872,546
Federal Agency Notes	—	500,051	—	500,051
Repurchase Agreements	—	4,340,707	—	4,340,707
Equity Futures Contracts**	42,560	—	—	42,560
Equity Index Swap Agreements**	—	818,743	—	818,743
Total Assets	$42,560	$6,532,047	$—	$6,574,607

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 49.3%
Federal Home Loan Bank
1.01% due 07/01/22[1]	$6,500,000	$6,500,000
1.03% due 07/29/22[1]	5,000,000	4,995,994
Total Federal Agency Discount Notes
(Cost $11,495,994)		11,495,994

FEDERAL AGENCY NOTES†† - 4.3%
Federal Farm Credit Bank
1.57% (1 Year U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	1,000,000	1,000,102
Total Federal Agency Notes
(Cost $1,000,000)		1,000,102

U.S. TREASURY BILLS†† - 4.3%
U.S. Cash Management Bill
1.34% due 10/04/22[1,2]	850,000	845,952
U.S. Treasury Bills
1.02% due 07/19/22[1,3]	151,000	150,923
Total U.S. Treasury Bills
(Cost $997,795)		996,875

REPURCHASE AGREEMENTS††,4 - 25.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[2]	3,367,582	3,367,582
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[2]	1,311,460	1,311,460
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[2]	1,298,476	1,298,476
Total Repurchase Agreements
(Cost $5,977,518)		5,977,518
Total Investments - 83.6%
(Cost $19,471,307)		$19,470,489
Other Assets & Liabilities, net - 16.4%		3,826,254
Total Net Assets - 100.0%		$23,296,743

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	21	Sep 2022	$4,845,960	$137,343

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	1.83% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	2,232	$25,676,591	$4,049,711
Goldman Sachs International	NASDAQ-100 Index	Receive	1.83% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	1,233	14,187,723	471,419
Barclays Bank plc	NASDAQ-100 Index	Receive	1.86% (SOFR + 0.35%)	At Maturity	11/16/22	165	1,902,250	402,900
							$41,766,564	$4,924,030

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the effective yield at the time of purchase.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
3	All or a portion of this security is pledged as futures collateral at June 30, 2022.
4	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$11,495,994	$—	$11,495,994
Federal Agency Notes	—	1,000,102	—	1,000,102
U.S. Treasury Bills	—	996,875	—	996,875
Repurchase Agreements	—	5,977,518	—	5,977,518
Equity Futures Contracts**	137,343	—	—	137,343
Equity Index Swap Agreements**	—	4,924,030	—	4,924,030
Total Assets	$137,343	$24,394,519	$—	$24,531,862

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 36.2%
Federal Home Loan Bank
1.40% due 08/03/22[1]	$2,000,000	$1,997,433
1.45% due 08/08/22[1]	2,000,000	1,996,939
Total Federal Agency Discount Notes
(Cost $3,994,372)		3,994,372

FEDERAL AGENCY NOTES†† - 4.5%
Federal Farm Credit Bank
1.57% (1 Year U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	500,000	500,051
Total Federal Agency Notes
(Cost $500,000)		500,051

U.S. TREASURY BILLS†† - 1.3%
U.S. Cash Management Bill
1.34% due 10/04/22[1,2]	100,000	99,523
U.S. Treasury Bills
1.02% due 07/19/22[1,3]	45,000	44,977
Total U.S. Treasury Bills
(Cost $144,608)		144,500

REPURCHASE AGREEMENTS††,4 - 49.4%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[2]	3,071,043	3,071,043
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[2]	1,195,977	1,195,977
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[2]	1,184,136	1,184,136
Total Repurchase Agreements
(Cost $5,451,156)		5,451,156
Total Investments - 91.4%
(Cost $10,090,136)		$10,090,079
Other Assets & Liabilities, net - 8.6%		951,706
Total Net Assets - 100.0%		$11,041,785

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	3	Sep 2022	$256,275	$13,826

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	1.53% (Federal Funds Rate - 0.05%)	At Maturity	11/17/22	11,000	$18,788,614	$2,022,897
Barclays Bank plc	Russell 2000 Index	Receive	1.01% (SOFR - 0.50%)	At Maturity	11/16/22	1,384	2,363,269	191,526
BNP Paribas	Russell 2000 Index	Receive	1.38% (Federal Funds Rate - 0.20%)	At Maturity	11/17/22	380	649,111	48,772
							$21,800,994	$2,263,195

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the effective yield at the time of purchase.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
3	All or a portion of this security is pledged as futures collateral at June 30, 2022.
4	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$3,994,372	$—	$3,994,372
Federal Agency Notes	—	500,051	—	500,051
U.S. Treasury Bills	—	144,500	—	144,500
Repurchase Agreements	—	5,451,156	—	5,451,156
Equity Futures Contracts**	13,826	—	—	13,826
Equity Index Swap Agreements**	—	2,263,195	—	2,263,195
Total Assets	$13,826	$12,353,274	$—	$12,367,100

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 38.2%
Federal Farm Credit Bank
1.56% (SOFR + 0.05%) due 08/25/22◊	$5,000,000	$5,000,265
1.57% (1 Year U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	1,000,000	1,000,102
Federal Home Loan Bank
1.52% (SOFR + 0.01%, Rate Floor: 0.00%) due 09/15/22◊	3,000,000	2,999,922
Total Federal Agency Notes
(Cost $9,000,256)		9,000,289

FEDERAL AGENCY DISCOUNT NOTES†† - 25.5%
Federal Home Loan Bank
1.35% due 07/11/22[1]	6,000,000	5,997,750
Total Federal Agency Discount Notes
(Cost $5,997,750)		5,997,750

U.S. TREASURY BILLS†† - 4.3%
U.S. Treasury Bills
1.02% due 07/19/22[1,2]	729,000	728,627
U.S. Cash Management Bill
1.34% due 10/04/22[1,3]	273,000	271,700
Total U.S. Treasury Bills
(Cost $1,000,606)		1,000,327

REPURCHASE AGREEMENTS††,4 - 31.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	4,205,023	4,205,023
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	1,637,591	1,637,591
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	1,621,377	1,621,377
Total Repurchase Agreements
(Cost $7,463,991)		7,463,991
Total Investments - 99.7%
(Cost $23,462,603)		$23,462,357
Other Assets & Liabilities, net - 0.3%		71,526
Total Net Assets - 100.0%		$23,533,883

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	12	Sep 2022	$2,273,700	$11,140

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	1.93% (Federal Funds Rate + 0.35%)	At Maturity	11/17/22	8,188	$30,995,519	$1,621,607
BNP Paribas	S&P 500 Index	Receive	1.78% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	3,036	11,494,135	1,043,903
Barclays Bank plc	S&P 500 Index	Receive	1.81% (SOFR + 0.30%)	At Maturity	11/16/22	610	2,308,543	267,213
							$44,798,197	$2,932,723

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the effective yield at the time of purchase.
2	All or a portion of this security is pledged as futures collateral at June 30, 2022.
3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
4	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$9,000,289	$—	$9,000,289
Federal Agency Discount Notes	—	5,997,750	—	5,997,750
U.S. Treasury Bills	—	1,000,327	—	1,000,327
Repurchase Agreements	—	7,463,991	—	7,463,991
Equity Futures Contracts**	11,140	—	—	11,140
Equity Index Swap Agreements**	—	2,932,723	—	2,932,723
Total Assets	$11,140	$26,395,080	$—	$26,406,220

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 87.3%
Technology - 41.0%
Apple, Inc.	320,705	$43,846,788
Microsoft Corp.	148,195	38,060,922
NVIDIA Corp.	69,714	10,567,945
Broadcom, Inc.	13,423	6,521,028
Adobe, Inc.*	15,533	5,686,010
Intel Corp.	134,422	5,028,727
QUALCOMM, Inc.	36,819	4,703,259
Texas Instruments, Inc.	30,314	4,657,746
Advanced Micro Devices, Inc.*	53,272	4,073,710
Intuit, Inc.	9,273	3,574,185
Applied Materials, Inc.	28,599	2,601,937
Analog Devices, Inc.	17,089	2,496,532
Micron Technology, Inc.	36,709	2,029,274
Activision Blizzard, Inc.	25,704	2,001,314
Lam Research Corp.	4,560	1,943,244
Fiserv, Inc.*	21,250	1,890,613
KLA Corp.	4,906	1,565,406
Synopsys, Inc.*	5,029	1,527,307
Fortinet, Inc.*	26,386	1,492,920
Cadence Design Systems, Inc.*	9,066	1,360,172
Paychex, Inc.	11,868	1,351,409
ASML Holding N.V. — Class G	2,816	1,340,078
NXP Semiconductor N.V.	8,632	1,277,795
Autodesk, Inc.*	7,152	1,229,858
Marvell Technology, Inc.	27,940	1,216,228
Crowdstrike Holdings, Inc. — Class A*	7,014	1,182,280
Cognizant Technology Solutions Corp. — Class A	17,133	1,156,306
Electronic Arts, Inc.	9,201	1,119,302
Microchip Technology, Inc.	18,229	1,058,740
Workday, Inc. — Class A*	6,543	913,272
Zoom Video Communications, Inc. — Class A*	8,275	893,452
Datadog, Inc. — Class A*	9,307	886,399
Atlassian Corporation plc — Class A*	4,701	880,967
Zscaler, Inc.*	4,638	693,427
ANSYS, Inc.*	2,860	684,369
NetEase, Inc. ADR	5,972	557,546
Skyworks Solutions, Inc.	5,290	490,066
Splunk, Inc.*	5,290	467,953
DocuSign, Inc.*	6,572	377,101
Total Technology		163,405,587
Communications - 23.5%
Amazon.com, Inc.*	201,603	21,412,255
Alphabet, Inc. — Class C*	6,209	13,581,877
Alphabet, Inc. — Class A*	5,960	12,988,390
Meta Platforms, Inc. — Class A*	68,049	10,972,901
Cisco Systems, Inc.	136,130	5,804,583
Comcast Corp. — Class A	146,965	5,766,907
T-Mobile US, Inc.*	41,210	5,544,393
Charter Communications, Inc. — Class A*	5,518	2,585,349
Netflix, Inc.*	14,605	2,553,976
Booking Holdings, Inc.*	1,336	2,336,651
Palo Alto Networks, Inc.*	3,276	1,618,148
Airbnb, Inc. — Class A*	12,566	1,119,379
JD.com, Inc. ADR	16,660	1,069,905
Baidu, Inc. ADR*	7,106	1,056,875
MercadoLibre, Inc.*	1,656	1,054,657
Pinduoduo, Inc. ADR*	14,570	900,426
Sirius XM Holdings, Inc.[1]	129,396	793,197
eBay, Inc.	18,404	766,895
Match Group, Inc.*	9,389	654,319
VeriSign, Inc.*	3,601	602,555
Okta, Inc.*	4,956	448,022
Total Communications		93,631,660
Consumer, Non-cyclical - 11.3%
PepsiCo, Inc.	45,455	7,575,530
Amgen, Inc.	17,562	4,272,835
Automatic Data Processing, Inc.	13,733	2,884,480
Mondelez International, Inc. — Class A	45,495	2,824,785
PayPal Holdings, Inc.*	38,069	2,658,739
Gilead Sciences, Inc.	41,234	2,548,673
Vertex Pharmaceuticals, Inc.*	8,408	2,369,290
Intuitive Surgical, Inc.*	11,800	2,368,378
Regeneron Pharmaceuticals, Inc.*	3,552	2,099,694
Moderna, Inc.*	13,076	1,867,907
Keurig Dr Pepper, Inc.	46,633	1,650,342
Monster Beverage Corp.*	17,413	1,614,185
Kraft Heinz Co.	40,239	1,534,715
Cintas Corp.	3,364	1,256,555
AstraZeneca plc ADR	18,997	1,255,132
Seagen, Inc.*	6,051	1,070,664
Biogen, Inc.*	4,814	981,767
IDEXX Laboratories, Inc.*	2,762	968,716
Dexcom, Inc.*	12,903	961,660
Illumina, Inc.*	5,164	952,035
Verisk Analytics, Inc. — Class A	5,191	898,510
Align Technology, Inc.*	2,591	613,212
Total Consumer, Non-cyclical		45,227,804
Consumer, Cyclical - 8.6%
Tesla, Inc.*	20,528	13,823,966
Costco Wholesale Corp.	14,571	6,983,589
Starbucks Corp.	37,703	2,880,132
Marriott International, Inc. — Class A	10,760	1,463,468
O'Reilly Automotive, Inc.*	2,161	1,365,233
Dollar Tree, Inc.*	7,383	1,150,641
Lululemon Athletica, Inc.*	4,037	1,100,527
Walgreens Boots Alliance, Inc.	28,396	1,076,208
Fastenal Co.	18,923	944,636
PACCAR, Inc.	11,430	941,146
Lucid Group, Inc.*,1	54,828	940,848
Copart, Inc.*	7,813	848,961
Ross Stores, Inc.	11,552	811,297
Total Consumer, Cyclical		34,330,652
Industrial - 1.7%
Honeywell International, Inc.	22,378	3,889,520
CSX Corp.	71,476	2,077,093
Old Dominion Freight Line, Inc.	3,726	954,899
Total Industrial		6,921,512
Utilities - 1.2%
American Electric Power Company, Inc.	16,882	1,619,659
Exelon Corp.	32,223	1,460,346

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 87.3% (continued)
Utilities - 1.2% (continued)
Xcel Energy, Inc.	17,905	$1,266,958
Constellation Energy Corp.	10,734	614,629
Total Utilities		4,961,592
Total Common Stocks
(Cost $214,066,220)		348,478,807

	Face Amount
U.S. TREASURY BILLS†† - 17.2%
U.S. Cash Management Bill
1.34% due 10/04/22[2,3]	$42,180,000	41,979,089
1.78% due 10/04/22[3]	12,000,000	11,942,842
U.S. Treasury Bills
1.02% due 07/19/22[3,4]	14,955,000	14,947,354
Total U.S. Treasury Bills
(Cost $68,915,644)		68,869,285

FEDERAL AGENCY DISCOUNT NOTES†† - 1.3%
Federal Home Loan Bank
1.15% due 07/06/22[3]	5,000,000	4,999,201
Total Federal Agency Discount Notes
(Cost $4,999,201)		4,999,201

REPURCHASE AGREEMENTS††,5 - 8.6%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[2]	19,316,240	19,316,240
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[2]	7,522,454	7,522,454
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[2]	7,447,974	7,447,974
Total Repurchase Agreements
(Cost $34,286,668)		34,286,668

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[7]	1,248,065	1,248,065
Total Securities Lending Collateral
(Cost $1,248,065)		1,248,065
Total Investments - 114.7%
(Cost $323,515,798)		$457,882,026
Other Assets & Liabilities, net - (14.7)%		(58,796,866)
Total Net Assets - 100.0%		$399,085,160

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	969	Sep 2022	$223,606,440	$(6,000,427)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	2.13% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	2,814	$32,368,297	$674,598
BNP Paribas	NASDAQ-100 Index	Pay	2.23% (Federal Funds Rate + 0.65%)	At Maturity	11/17/22	1,761	20,252,497	(968,771)
Barclays Bank plc	NASDAQ-100 Index	Pay	2.01% (SOFR + 0.50%)	At Maturity	11/16/22	15,134	174,094,251	(20,485,211)
							$226,715,045	$(20,779,384)

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures collateral at June 30, 2022.
5	Repurchase Agreements — See Note 4.
6	Securities lending collateral — See Note 5.
7	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$348,478,807	$—	$—	$348,478,807
U.S. Treasury Bills	—	68,869,285	—	68,869,285
Federal Agency Discount Notes	—	4,999,201	—	4,999,201
Repurchase Agreements	—	34,286,668	—	34,286,668
Securities Lending Collateral	1,248,065	—	—	1,248,065
Equity Index Swap Agreements**	—	674,598	—	674,598
Total Assets	$349,726,872	$108,829,752	$—	$458,556,624

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,000,427	$—	$—	$6,000,427
Equity Index Swap Agreements**	—	21,453,982	—	21,453,982
Total Liabilities	$6,000,427	$21,453,982	$—	$27,454,409

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9%
Financial - 8.7%
SouthState Corp.	335	$25,845
STAG Industrial, Inc. REIT	806	24,889
Agree Realty Corp. REIT	331	23,875
Glacier Bancorp, Inc.	496	23,520
Selective Insurance Group, Inc.	267	23,213
First Financial Bankshares, Inc.	581	22,816
Kinsale Capital Group, Inc.	97	22,275
Blackstone Mortgage Trust, Inc. — Class A REIT	761	21,057
United Bankshares, Inc.	592	20,761
Independence Realty Trust, Inc. REIT	990	20,523
RLI Corp.	174	20,287
Valley National Bancorp	1,924	20,029
Old National Bancorp	1,309	19,360
Cadence Bank	818	19,207
Terreno Realty Corp. REIT	332	18,502
Healthcare Realty Trust, Inc. REIT	676	18,387
Essent Group Ltd.	470	18,283
Ryman Hospitality Properties, Inc. REIT*	240	18,247
Houlihan Lokey, Inc.	227	17,917
ServisFirst Bancshares, Inc.	224	17,678
Home BancShares, Inc.	849	17,634
Physicians Realty Trust REIT	1,005	17,537
Phillips Edison & Company, Inc. REIT[1]	511	17,073
Hancock Whitney Corp.	385	17,067
UMB Financial Corp.	196	16,876
PS Business Parks, Inc. REIT	90	16,844
Kite Realty Group Trust REIT	973	16,823
Independent Bank Corp.	209	16,601
First Interstate BancSystem, Inc. — Class A	418	15,930
Broadstone Net Lease, Inc. REIT	756	15,506
Radian Group, Inc.	774	15,209
Community Bank System, Inc.	238	15,061
CVB Financial Corp.	604	14,985
Sabra Health Care REIT, Inc.	1,031	14,403
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT[1]	380	14,387
United Community Banks, Inc.	475	14,340
Apple Hospitality REIT, Inc.	961	14,098
Innovative Industrial Properties, Inc. REIT	124	13,624
LXP Industrial Trust REIT	1,264	13,575
PotlatchDeltic Corp. REIT	305	13,478
Eastern Bankshares, Inc.	719	13,273
Equity Commonwealth REIT*	482	13,269
Walker & Dunlop, Inc.	137	13,199
Corporate Office Properties Trust REIT	503	13,174
BankUnited, Inc.	365	12,983
American Equity Investment Life Holding Co.	348	12,726
Cathay General Bancorp	321	12,567
Essential Properties Realty Trust, Inc. REIT	583	12,529
Federated Hermes, Inc. — Class B	392	12,462
Pacific Premier Bancorp, Inc.	419	12,251
Associated Banc-Corp.	666	12,161
Texas Capital Bancshares, Inc.*	227	11,949
National Health Investors, Inc. REIT	197	11,940
Mr Cooper Group, Inc.*	324	11,904
Ameris Bancorp	296	11,893
Simmons First National Corp. — Class A	558	11,863
SITE Centers Corp. REIT	870	11,719
WSFS Financial Corp.	287	11,506
Atlantic Union Bankshares Corp.	335	11,363
Moelis & Co. — Class A	288	11,333
First BanCorp	876	11,309
Independent Bank Group, Inc.	164	11,137
Enstar Group Ltd.*	52	11,127
Outfront Media, Inc. REIT	654	11,085
Cushman & Wakefield plc*	710	10,820
Hamilton Lane, Inc. — Class A	157	10,547
Trupanion, Inc.*	174	10,485
Columbia Banking System, Inc.	351	10,056
Kennedy-Wilson Holdings, Inc.	528	10,000
Uniti Group, Inc. REIT	1,060	9,985
International Bancshares Corp.	243	9,739
Pebblebrook Hotel Trust REIT	580	9,611
Fulton Financial Corp.	663	9,580
Artisan Partners Asset Management, Inc. — Class A	269	9,568
Sunstone Hotel Investors, Inc. REIT*	960	9,523
Four Corners Property Trust, Inc. REIT	358	9,519
Chimera Investment Corp. REIT	1,062	9,367
CNO Financial Group, Inc.	513	9,280
Axos Financial, Inc.*	256	9,178
First Merchants Corp.	256	9,119
Arbor Realty Trust, Inc. REIT	694	9,098
Jackson Financial, Inc. — Class A	337	9,015
Seacoast Banking Corporation of Florida	270	8,921
Focus Financial Partners, Inc. — Class A*	259	8,821
Piper Sandler Cos.	77	8,729
Washington Federal, Inc.	289	8,676
Banner Corp.	153	8,600
Retail Opportunity Investments Corp. REIT	539	8,505
BancFirst Corp.	88	8,423
Macerich Co. REIT	963	8,388
Washington Real Estate Investment Trust REIT	390	8,311
Bread Financial Holdings, Inc.	224	8,301
Flagstar Bancorp, Inc.	234	8,295
WesBanco, Inc.	261	8,276
McGrath RentCorp	108	8,208
TowneBank	300	8,145
RLJ Lodging Trust REIT	734	8,096
First Financial Bancorp	415	8,051

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Financial - 8.7% (continued)
Genworth Financial, Inc. — Class A*	2,273	$8,024
Trustmark Corp.	273	7,969
CareTrust REIT, Inc.	432	7,966
InvenTrust Properties Corp. REIT	302	7,789
Urban Edge Properties REIT	511	7,772
Park National Corp.	64	7,760
Easterly Government Properties, Inc. REIT	407	7,749
Sandy Spring Bancorp, Inc.	198	7,736
DiamondRock Hospitality Co. REIT*	937	7,693
Two Harbors Investment Corp. REIT	1,543	7,684
Heartland Financial USA, Inc.	183	7,602
Stock Yards Bancorp, Inc.	127	7,597
PJT Partners, Inc. — Class A	107	7,520
Silvergate Capital Corp. — Class A*	140	7,494
Xenia Hotels & Resorts, Inc. REIT*	511	7,425
Provident Financial Services, Inc.	333	7,413
Brandywine Realty Trust REIT	758	7,307
Hilltop Holdings, Inc.	274	7,305
Navient Corp.	519	7,261
Lakeland Financial Corp.	109	7,240
Piedmont Office Realty Trust, Inc. — Class A REIT	549	7,203
Cohen & Steers, Inc.	113	7,186
Hope Bancorp, Inc.	518	7,169
Horace Mann Educators Corp.	186	7,139
Renasant Corp.	244	7,030
NBT Bancorp, Inc.	186	6,992
Palomar Holdings, Inc.*	108	6,955
Northwest Bancshares, Inc.	542	6,938
Bank of NT Butterfield & Son Ltd.	222	6,924
Veritex Holdings, Inc.	235	6,876
Claros Mortgage Trust, Inc.	410	6,867
Eagle Bancorp, Inc.	142	6,732
Triumph Bancorp, Inc.*	107	6,694
LTC Properties, Inc. REIT	174	6,680
Global Net Lease, Inc. REIT	466	6,599
American Assets Trust, Inc. REIT	221	6,564
Apollo Commercial Real Estate Finance, Inc. REIT	628	6,556
Cannae Holdings, Inc.*	337	6,518
Enterprise Financial Services Corp.	157	6,516
Acadia Realty Trust REIT	416	6,498
Westamerica BanCorp	116	6,457
PRA Group, Inc.*	177	6,436
TriCo Bancshares	141	6,435
Tanger Factory Outlet Centers, Inc. REIT	452	6,427
Newmark Group, Inc. — Class A	660	6,382
FB Financial Corp.	161	6,314
NexPoint Residential Trust, Inc. REIT	101	6,314
BRP Group, Inc. — Class A*	261	6,303
NMI Holdings, Inc. — Class A*	377	6,277
Encore Capital Group, Inc.*	107	6,181
Safety Insurance Group, Inc.	63	6,117
StepStone Group, Inc. — Class A	235	6,117
St. Joe Co.	154	6,092
Paramount Group, Inc. REIT	834	6,030
Stewart Information Services Corp.	120	5,970
StoneX Group, Inc.*	76	5,933
Alexander & Baldwin, Inc. REIT	323	5,798
Compass Diversified Holdings	270	5,783
PennyMac Financial Services, Inc.	132	5,770
ProAssurance Corp.	240	5,671
PennyMac Mortgage Investment Trust REIT	410	5,670
Nelnet, Inc. — Class A	66	5,626
First Commonwealth Financial Corp.	417	5,596
Centerspace REIT	68	5,545
First BanCorp Puerto Rico	157	5,479
Virtus Investment Partners, Inc.	32	5,473
OFG Bancorp	213	5,410
Ladder Capital Corp. — Class A REIT	508	5,354
Capitol Federal Financial, Inc.	581	5,334
Mercury General Corp.	120	5,316
LendingClub Corp.*	452	5,284
First Busey Corp.	231	5,278
City Holding Co.	66	5,272
Argo Group International Holdings Ltd.	142	5,234
Employers Holdings, Inc.	123	5,152
Southside Bancshares, Inc.	137	5,127
Berkshire Hills Bancorp, Inc.	206	5,103
Anywhere Real Estate, Inc.*	518	5,092
Veris Residential, Inc. REIT*	384	5,084
Radius Global Infrastructure, Inc. — Class A*	333	5,082
Franklin BSP Realty Trust, Inc. REIT	376	5,068
Meta Financial Group, Inc.	130	5,027
National Bank Holdings Corp. — Class A	131	5,013
Getty Realty Corp. REIT	188	4,982
OceanFirst Financial Corp.	259	4,955
Live Oak Bancshares, Inc.	146	4,948
MFA Financial, Inc. REIT	458	4,924
Bancorp, Inc.*	249	4,861
BGC Partners, Inc. — Class A	1,427	4,809
S&T Bancorp, Inc.	175	4,800
Customers Bancorp, Inc.*	139	4,712
New York Mortgage Trust, Inc. REIT	1,698	4,686
First Foundation, Inc.	228	4,669
Tompkins Financial Corp.	63	4,542
Brookline Bancorp, Inc.	339	4,512
AMERISAFE, Inc.	85	4,421
Dime Community Bancshares, Inc.	149	4,418
Flywire Corp.*	247	4,355
Necessity Retail REIT, Inc.	596	4,339
Empire State Realty Trust, Inc. — Class A REIT	616	4,330
Banc of California, Inc.	245	4,317

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Financial - 8.7% (continued)
Apartment Investment and Management Co. — Class A REIT*	669	$4,282
Office Properties Income Trust REIT	214	4,269
German American Bancorp, Inc.	124	4,238
Compass, Inc. — Class A*	1,165	4,206
Preferred Bank/Los Angeles CA	61	4,149
Redwood Trust, Inc. REIT	536	4,133
Marcus & Millichap, Inc.	111	4,106
Enova International, Inc.*	142	4,092
Industrial Logistics Properties Trust REIT	290	4,083
Lakeland Bancorp, Inc.	278	4,064
James River Group Holdings Ltd.	164	4,064
iStar, Inc. REIT	296	4,058
NETSTREIT Corp. REIT	215	4,057
ConnectOne Bancorp, Inc.	165	4,034
KKR Real Estate Finance Trust, Inc. REIT	231	4,031
Premier Financial Corp.	158	4,005
Farmer Mac — Class C	41	4,004
QCR Holdings, Inc.	74	3,995
Ready Capital Corp. REIT	331	3,946
Nicolet Bankshares, Inc.*	54	3,906
UMH Properties, Inc. REIT	221	3,903
Broadmark Realty Capital, Inc. REIT	581	3,899
Blucora, Inc.*	211	3,895
Goosehead Insurance, Inc. — Class A	85	3,882
Origin Bancorp, Inc.	100	3,880
Heritage Financial Corp.	154	3,875
Redfin Corp.*	469	3,865
B Riley Financial, Inc.	91	3,845
Armada Hoffler Properties, Inc. REIT	299	3,839
Service Properties Trust REIT	734	3,839
Community Healthcare Trust, Inc. REIT	105	3,802
Ellington Financial, Inc. REIT	254	3,726
Washington Trust Bancorp, Inc.	77	3,725
RPT Realty REIT	372	3,657
eXp World Holdings, Inc.	307	3,613
Amerant Bancorp, Inc.	125	3,515
GEO Group, Inc. REIT*	529	3,491
Summit Hotel Properties, Inc. REIT*	468	3,402
Safehold, Inc. REIT	96	3,396
Columbia Financial, Inc.*	154	3,359
Bluerock Residential Growth REIT, Inc.	127	3,339
Univest Financial Corp.	130	3,307
Peoples Bancorp, Inc.	124	3,298
Lemonade, Inc.*,1	180	3,287
Allegiance Bancshares, Inc.	87	3,285
1st Source Corp.	72	3,269
United Fire Group, Inc.	95	3,252
ARMOUR Residential REIT, Inc.[1]	459	3,231
Gladstone Commercial Corp. REIT	171	3,222
BrightSpire Capital, Inc. REIT	426	3,216
Metropolitan Bank Holding Corp.*	46	3,193
Gladstone Land Corp. REIT	144	3,191
Horizon Bancorp, Inc.	180	3,136
WisdomTree Investments, Inc.	609	3,088
Kearny Financial Corp.	277	3,077
Global Medical REIT, Inc.	273	3,066
Universal Health Realty Income Trust REIT	57	3,033
Hanmi Financial Corp.	135	3,029
International Money Express, Inc.*	145	2,968
First Mid Bancshares, Inc.	83	2,961
Plymouth Industrial REIT, Inc.	168	2,947
Enact Holdings, Inc.	134	2,878
Community Trust Bancorp, Inc.	70	2,831
Camden National Corp.	64	2,819
Farmland Partners, Inc. REIT	204	2,815
HarborOne Bancorp, Inc.	204	2,813
Heritage Commerce Corp.	263	2,811
CBL & Associates Properties, Inc. REIT	119	2,795
Orion Office REIT, Inc.	255	2,795
TPG RE Finance Trust, Inc. REIT	308	2,775
HomeStreet, Inc.	80	2,774
Cowen, Inc. — Class A	117	2,772
Flushing Financial Corp.	128	2,721
CrossFirst Bankshares, Inc.*	204	2,693
Brookfield Business Corp. — Class A	116	2,669
MBIA, Inc.*	214	2,643
Byline Bancorp, Inc.	110	2,618
Central Pacific Financial Corp.	121	2,595
Brightsphere Investment Group, Inc.	144	2,593
TrustCo Bank Corporation NY	84	2,591
Dynex Capital, Inc. REIT	162	2,579
Cambridge Bancorp	31	2,564
Northfield Bancorp, Inc.	195	2,541
Old Second Bancorp, Inc.	189	2,529
Great Southern Bancorp, Inc.	43	2,518
First Bancshares, Inc.	88	2,517
Saul Centers, Inc. REIT	53	2,497
City Office REIT, Inc.	191	2,473
Ares Commercial Real Estate Corp. REIT	199	2,434
Ambac Financial Group, Inc.*	205	2,327
Peapack-Gladstone Financial Corp.	78	2,317
Granite Point Mortgage Trust, Inc. REIT	238	2,278
First Financial Corp.	51	2,270
Orchid Island Capital, Inc. REIT	795	2,266
Midland States Bancorp, Inc.	94	2,260
Diamond Hill Investment Group, Inc.	13	2,257
Chatham Lodging Trust REIT*	214	2,236
Whitestone REIT — Class B	208	2,236
SiriusPoint Ltd.*	411	2,228
Bank of Marin Bancorp	70	2,225
Alexander's, Inc. REIT	10	2,222
Mercantile Bank Corp.	69	2,205
Bank First Corp.	29	2,199

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Financial - 8.7% (continued)
CatchMark Timber Trust, Inc. — Class A REIT	218	$2,193
CBTX, Inc.	82	2,180
Invesco Mortgage Capital, Inc. REIT	148	2,173
HCI Group, Inc.	32	2,168
Urstadt Biddle Properties, Inc. — Class A REIT	133	2,155
First Community Bankshares, Inc.	73	2,147
Farmers National Banc Corp.	141	2,115
RE/MAX Holdings, Inc. — Class A	84	2,060
LendingTree, Inc.*	47	2,059
National Western Life Group, Inc. — Class A	10	2,027
World Acceptance Corp.*	18	2,020
Business First Bancshares, Inc.	94	2,003
Hingham Institution For Savings The	7	1,986
Equity Bancshares, Inc. — Class A	68	1,983
Arrow Financial Corp.	61	1,940
Diversified Healthcare Trust REIT	1,062	1,933
RMR Group, Inc. — Class A	68	1,928
One Liberty Properties, Inc. REIT	73	1,897
Republic Bancorp, Inc. — Class A	39	1,882
MidWestOne Financial Group, Inc.	63	1,872
Franklin Street Properties Corp. REIT	441	1,839
FRP Holdings, Inc.*	30	1,810
AssetMark Financial Holdings, Inc.*	96	1,802
Farmers & Merchants Bancorp Incorporated/Archbold OH	54	1,792
Capstar Financial Holdings, Inc.	91	1,785
Victory Capital Holdings, Inc. — Class A	73	1,759
Coastal Financial Corp.*	46	1,754
West BanCorp, Inc.	72	1,753
Financial Institutions, Inc.	67	1,743
CNB Financial Corp.	72	1,742
First of Long Island Corp.	99	1,736
Independent Bank Corp.	90	1,735
Peoples Financial Services Corp.	31	1,731
Mid Penn Bancorp, Inc.	64	1,726
Bar Harbor Bankshares	66	1,707
Metrocity Bankshares, Inc.	83	1,686
EZCORP, Inc. — Class A*	223	1,675
Capital City Bank Group, Inc.	60	1,673
SmartFinancial, Inc.	69	1,667
Southern Missouri Bancorp, Inc.	36	1,629
HomeTrust Bancshares, Inc.	65	1,625
Citizens & Northern Corp.	67	1,619
Alerus Financial Corp.	68	1,619
Douglas Elliman, Inc.	337	1,614
American National Bankshares, Inc.	46	1,592
CTO Realty Growth, Inc. REIT	26	1,589
Merchants Bancorp	70	1,587
Waterstone Financial, Inc.	90	1,534
Universal Insurance Holdings, Inc.	117	1,525
First Internet Bancorp	41	1,510
Bridgewater Bancshares, Inc.*	92	1,485
Southern First Bancshares, Inc.*	34	1,482
Selectquote, Inc.*	597	1,481
Shore Bancshares, Inc.	80	1,480
Five Star Bancorp	56	1,480
Carter Bankshares, Inc.*	109	1,439
MVB Financial Corp.	46	1,431
Indus Realty Trust, Inc. REIT	24	1,425
Blue Foundry Bancorp*	117	1,403
Summit Financial Group, Inc.	50	1,389
Cedar Realty Trust, Inc. REIT	48	1,382
Civista Bancshares, Inc.	65	1,382
Hersha Hospitality Trust REIT*	140	1,373
RBB Bancorp	66	1,364
Enterprise Bancorp, Inc.	42	1,352
Guaranty Bancshares, Inc.	37	1,341
Primis Financial Corp.	98	1,336
Sierra Bancorp	61	1,326
Braemar Hotels & Resorts, Inc. REIT	306	1,313
GCM Grosvenor, Inc. — Class A	190	1,301
First Bancorp, Inc.	43	1,296
Oppenheimer Holdings, Inc. — Class A	39	1,289
Regional Management Corp.	34	1,271
Third Coast Bancshares, Inc.*	57	1,248
Amalgamated Financial Corp.	63	1,246
Perella Weinberg Partners	208	1,213
Baycom Corp.	57	1,179
Postal Realty Trust, Inc. — Class A REIT	79	1,177
Blue Ridge Bankshares, Inc.	76	1,164
John Marshall Bancorp, Inc.	51	1,150
Donegal Group, Inc. — Class A	67	1,142
BRT Apartments Corp. REIT	53	1,139
Orrstown Financial Services, Inc.	47	1,136
Tiptree, Inc. — Class A	106	1,126
Colony Bankcorp, Inc.	73	1,102
ACNB Corp.	37	1,099
Home Bancorp, Inc.	32	1,092
First Business Financial Services, Inc.	35	1,092
BCB Bancorp, Inc.	64	1,090
AFC Gamma, Inc. REIT	71	1,088
South Plains Financial, Inc.	45	1,086
PCSB Financial Corp.	56	1,069
Northeast Bank	29	1,059
Macatawa Bank Corp.	117	1,034
Esquire Financial Holdings, Inc.	31	1,032
Red River Bancshares, Inc.	19	1,028
Oportun Financial Corp.*	124	1,025
Seritage Growth Properties REIT*	196	1,021
eHealth, Inc.*	109	1,017
Provident Bancorp, Inc.	64	1,005
Hippo Holdings, Inc.*	1,137	999
FVCBankcorp, Inc.*	53	998
Sculptor Capital Management, Inc.	117	977
PCB Bancorp	52	971

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Financial - 8.7% (continued)
First Western Financial, Inc.*	35	$952
First Bank/Hamilton NJ	68	951
Parke Bancorp, Inc.	45	943
Investors Title Co.	6	941
Ashford Hospitality Trust, Inc. REIT*	154	921
NerdWallet, Inc. — Class A*	114	904
Greenlight Capital Re Ltd. — Class A*	116	897
Manning & Napier, Inc. — Class A	71	885
Capital Bancorp, Inc.	40	868
Luther Burbank Corp.	66	861
Stratus Properties, Inc.*	26	838
Republic First Bancorp, Inc.*	216	823
Unity Bancorp, Inc.	31	821
HBT Financial, Inc.	45	804
Bankwell Financial Group, Inc.	25	776
Root, Inc. — Class A*	624	743
Silvercrest Asset Management Group, Inc. — Class A	44	722
Nexpoint Real Estate Finance, Inc. REIT	35	709
Angel Oak Mortgage, Inc. REIT	53	687
Greene County Bancorp, Inc.	15	679
Atlanticus Holdings Corp.*	19	668
Offerpad Solutions, Inc.*	305	665
First Guaranty Bancshares, Inc.	27	656
Consumer Portfolio Services, Inc.*	64	656
Doma Holdings, Inc.*	612	630
Trean Insurance Group, Inc.*	101	629
NI Holdings, Inc.*	38	624
Crawford & Co. — Class A	75	585
USCB Financial Holdings, Inc.*	48	554
Curo Group Holdings Corp.	98	542
Pioneer Bancorp, Inc.*	52	510
Legacy Housing Corp.*	39	509
Pzena Investment Management, Inc. — Class A	75	494
Chicago Atlantic Real Estate Finance, Inc.	31	467
GAMCO Investors, Inc. — Class A	21	439
Sterling Bancorp, Inc.*	77	439
Velocity Financial, Inc.*	38	418
Clipper Realty, Inc. REIT	53	409
Sunlight Financial Holdings, Inc.*	109	322
Associated Capital Group, Inc. — Class A	8	287
SWK Holdings Corp.*	16	279
Finance of America Companies, Inc. — Class A*	173	272
Transcontinental Realty Investors, Inc.*	5	199
OppFi, Inc.*	60	197
Cryptyde, Inc.*	81	164
Home Point Capital, Inc.[1]	35	137
American Realty Investors, Inc.*	6	85
Applied Blockchain, Inc.*	36	38
Total Financial		2,458,835
Consumer, Non-cyclical - 8.6%
Biohaven Pharmaceutical Holding Company Ltd.*	278	40,508
Shockwave Medical, Inc.*	159	30,396
Halozyme Therapeutics, Inc.*	606	26,664
Intra-Cellular Therapies, Inc.*	409	23,346
HealthEquity, Inc.*	371	22,776
Omnicell, Inc.*	196	22,295
Inspire Medical Systems, Inc.*	122	22,286
AMN Healthcare Services, Inc.*	200	21,942
Alkermes plc*	728	21,687
LHC Group, Inc.*	133	20,713
Sanderson Farms, Inc.	96	20,691
ASGN, Inc.*	224	20,216
Lantheus Holdings, Inc.*	304	20,073
Medpace Holdings, Inc.*	123	18,409
Apellis Pharmaceuticals, Inc.*	406	18,359
Option Care Health, Inc.*	642	17,841
Ensign Group, Inc.	241	17,706
Intellia Therapeutics, Inc.*	337	17,443
Helen of Troy Ltd.*	106	17,215
Arrowhead Pharmaceuticals, Inc.*	460	16,197
Insperity, Inc.	162	16,172
Celsius Holdings, Inc.*	244	15,923
Turning Point Therapeutics, Inc.*	204	15,351
Simply Good Foods Co.*	402	15,184
STAAR Surgical Co.*	214	15,179
Triton International Ltd.	284	14,953
LivaNova plc*	239	14,930
Karuna Therapeutics, Inc.*	117	14,802
Haemonetics Corp.*	227	14,796
Inari Medical, Inc.*	216	14,686
Cytokinetics, Inc.*	367	14,419
iRhythm Technologies, Inc.*	133	14,368
Korn Ferry	239	13,867
API Group Corp.*	924	13,832
Merit Medical Systems, Inc.*	249	13,513
Blueprint Medicines Corp.*	267	13,486
Alarm.com Holdings, Inc.*	215	13,300
Amicus Therapeutics, Inc.*	1,232	13,232
Prestige Consumer Healthcare, Inc.*	225	13,230
Hostess Brands, Inc.*	615	13,044
ABM Industries, Inc.	300	13,026
BellRing Brands, Inc.*	522	12,993
TriNet Group, Inc.*	167	12,963
Denali Therapeutics, Inc.*	440	12,949
R1 RCM, Inc.*	604	12,660
PTC Therapeutics, Inc.*	314	12,579
Brink's Co.	207	12,567
Sprouts Farmers Market, Inc.*	490	12,407
WD-40 Co.	61	12,283
CONMED Corp.	126	12,066
Axonics, Inc.*	210	11,901
Coca-Cola Consolidated, Inc.	21	11,842
Patterson Companies, Inc.	389	11,787
Pacira BioSciences, Inc.*	201	11,718
Neogen Corp.*	483	11,635
NuVasive, Inc.*	233	11,454
Select Medical Holdings Corp.	483	11,409
Lancaster Colony Corp.	86	11,075
Beam Therapeutics, Inc.*	284	10,994
Insmed, Inc.*	532	10,491
Chegg, Inc.*	556	10,442
Integer Holdings Corp.*	147	10,387

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Consumer, Non-cyclical - 8.6% (continued)
Owens & Minor, Inc.	330	$10,379
Herc Holdings, Inc.	114	10,277
United Natural Foods, Inc.*	260	10,244
Alight, Inc. — Class A*	1,514	10,219
EVERTEC, Inc.	269	9,921
AbCellera Biologics, Inc.*	925	9,851
Covetrus, Inc.*	472	9,794
Progyny, Inc.*	334	9,703
StoneCo Ltd. — Class A*	1,238	9,533
TreeHouse Foods, Inc.*	227	9,493
Primo Water Corp.	704	9,419
J & J Snack Foods Corp.	67	9,357
Glaukos Corp.*	204	9,266
Multiplan Corp.*	1,687	9,262
Medifast, Inc.	51	9,206
Fate Therapeutics, Inc.*	371	9,193
John Wiley & Sons, Inc. — Class A	192	9,170
Arvinas, Inc.*	217	9,134
Graham Holdings Co. — Class B	16	9,069
Corcept Therapeutics, Inc.*	381	9,060
Herbalife Nutrition Ltd.*	442	9,039
Global Blood Therapeutics, Inc.*	278	8,882
Twist Bioscience Corp.*	251	8,775
BioCryst Pharmaceuticals, Inc.*	829	8,771
CBIZ, Inc.*	219	8,751
Sabre Corp.*	1,455	8,483
Cal-Maine Foods, Inc.	169	8,350
AtriCure, Inc.*	204	8,335
Edgewell Personal Care Co.	240	8,285
Vir Biotechnology, Inc.*	324	8,252
MEDNAX, Inc.*	384	8,068
Hain Celestial Group, Inc.*	336	7,977
ICF International, Inc.	82	7,790
LiveRamp Holdings, Inc.*	299	7,717
ACADIA Pharmaceuticals, Inc.*	536	7,552
Sage Therapeutics, Inc.*	232	7,494
Iovance Biotherapeutics, Inc.*	673	7,430
Stride, Inc.*	181	7,383
Strategic Education, Inc.	103	7,270
Central Garden & Pet Co. — Class A*	181	7,242
B&G Foods, Inc.[1]	304	7,229
Adtalem Global Education, Inc.*	200	7,194
Coursera, Inc.*	503	7,133
Ironwood Pharmaceuticals, Inc. — Class A*	610	7,033
Xencor, Inc.*	256	7,007
ChemoCentryx, Inc.*	282	6,988
Emergent BioSolutions, Inc.*	225	6,984
Nevro Corp.*	156	6,837
Vector Group Ltd.	642	6,741
Dynavax Technologies Corp.*	529	6,660
elf Beauty, Inc.*	216	6,627
Travere Therapeutics, Inc.*	272	6,591
Beyond Meat, Inc.*,1	274	6,560
Universal Corp.	108	6,534
Embecta Corp.*	256	6,482
Myriad Genetics, Inc.*	355	6,450
Cerevel Therapeutics Holdings, Inc.*	242	6,398
Veracyte, Inc.*	320	6,368
Monro, Inc.	148	6,346
MGP Ingredients, Inc.	63	6,306
Supernus Pharmaceuticals, Inc.*	218	6,305
US Physical Therapy, Inc.	57	6,224
Huron Consulting Group, Inc.*	94	6,109
Krystal Biotech, Inc.*	93	6,106
Ligand Pharmaceuticals, Inc. — Class B*	68	6,067
Aurinia Pharmaceuticals, Inc.*	599	6,020
CoreCivic, Inc.*	539	5,988
Amphastar Pharmaceuticals, Inc.*	171	5,949
Chefs' Warehouse, Inc.*	152	5,911
CorVel Corp.*	40	5,891
Laureate Education, Inc. — Class A	506	5,854
Inter Parfums, Inc.	80	5,845
Meridian Bioscience, Inc.*	192	5,841
AdaptHealth Corp.*	323	5,827
Arcus Biosciences, Inc.*	229	5,803
Avanos Medical, Inc.*	211	5,769
Addus HomeCare Corp.*	69	5,746
Beauty Health Co.*	446	5,735
Relay Therapeutics, Inc.*	342	5,729
Harmony Biosciences Holdings, Inc.*	117	5,706
Textainer Group Holdings Ltd.	207	5,674
Silk Road Medical, Inc.*	154	5,604
Kforce, Inc.	91	5,582
Celldex Therapeutics, Inc.*	205	5,527
REVOLUTION Medicines, Inc.*	282	5,496
Cytek Biosciences, Inc.*	510	5,472
Ingles Markets, Inc. — Class A	63	5,465
Green Dot Corp. — Class A*	217	5,449
Weis Markets, Inc.	73	5,441
Agios Pharmaceuticals, Inc.*	244	5,409
Vericel Corp.*	211	5,313
ZipRecruiter, Inc. — Class A*	357	5,291
Fulgent Genetics, Inc.*	96	5,235
Kura Oncology, Inc.*	283	5,187
National Beverage Corp.	105	5,139
Surgery Partners, Inc.*	177	5,119
Vaxcyte, Inc.*	235	5,114
Natus Medical, Inc.*	154	5,047
Lyell Immunopharma, Inc.*,1	773	5,040
Repay Holdings Corp.*	391	5,024
IVERIC bio, Inc.*	522	5,022
Evo Payments, Inc. — Class A*	210	4,939
Recursion Pharmaceuticals, Inc. — Class A*	604	4,917
Axsome Therapeutics, Inc.*	128	4,902
CareDx, Inc.*	227	4,876
Zentalis Pharmaceuticals, Inc.*	172	4,833
Legalzoom.com, Inc.*	438	4,814
SpartanNash Co.	159	4,797
Cassava Sciences, Inc.*,1	170	4,780
ModivCare, Inc.*	56	4,732
Andersons, Inc.	143	4,718
Rent-A-Center, Inc.	237	4,610
OPKO Health, Inc.*,1	1,803	4,562
NeoGenomics, Inc.*	554	4,515
Pacific Biosciences of California, Inc.*	1,009	4,460
Syndax Pharmaceuticals, Inc.*	231	4,444
American Well Corp. — Class A*	1,025	4,428

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Consumer, Non-cyclical - 8.6% (continued)
REGENXBIO, Inc.*	179	$4,421
Crinetics Pharmaceuticals, Inc.*	235	4,383
Krispy Kreme, Inc.	321	4,366
Revance Therapeutics, Inc.*	313	4,326
Prothena Corporation plc*	159	4,317
ImmunoGen, Inc.*	959	4,315
Bridgebio Pharma, Inc.*	467	4,240
MannKind Corp.*	1,111	4,233
MoneyGram International, Inc.*	419	4,190
Deluxe Corp.	193	4,182
Avid Bioservices, Inc.*	273	4,166
Innoviva, Inc.*	282	4,162
FibroGen, Inc.*	390	4,118
Enanta Pharmaceuticals, Inc.*	87	4,112
Madrigal Pharmaceuticals, Inc.*	57	4,080
Cerus Corp.*	771	4,079
Heska Corp.*	43	4,064
Utz Brands, Inc.	294	4,063
Allogene Therapeutics, Inc.*	356	4,058
Adaptive Biotechnologies Corp.*	498	4,029
Fresh Del Monte Produce, Inc.	136	4,016
PROG Holdings, Inc.*	242	3,993
LeMaitre Vascular, Inc.	86	3,917
National Healthcare Corp.	56	3,914
SpringWorks Therapeutics, Inc.*	155	3,816
Payoneer Global, Inc.*	967	3,791
RadNet, Inc.*	219	3,784
TransMedics Group, Inc.*	120	3,774
Atrion Corp.	6	3,773
Brookdale Senior Living, Inc. — Class A*	831	3,773
Reata Pharmaceuticals, Inc. — Class A*	123	3,738
Aclaris Therapeutics, Inc.*	267	3,727
PROCEPT BioRobotics Corp.*,1	114	3,727
Varex Imaging Corp.*	173	3,700
Prometheus Biosciences, Inc.*	131	3,698
Clover Health Investments Corp.*	1,703	3,645
Editas Medicine, Inc.*	308	3,644
USANA Health Sciences, Inc.*	50	3,618
Perdoceo Education Corp.*	305	3,593
2U, Inc.*	334	3,497
Duckhorn Portfolio, Inc.*	165	3,475
Sorrento Therapeutics, Inc.*,1	1,698	3,413
Chinook Therapeutics, Inc.*	195	3,411
Cross Country Healthcare, Inc.*	163	3,395
SunOpta, Inc.*	436	3,392
Quanex Building Products Corp.	148	3,367
Arcutis Biotherapeutics, Inc.*	156	3,324
First Advantage Corp.*	262	3,320
Kymera Therapeutics, Inc.*	168	3,308
Udemy, Inc.*	322	3,288
Artivion, Inc.*	174	3,285
Veru, Inc.*	290	3,277
Paragon 28, Inc.*	206	3,269
Calavo Growers, Inc.	77	3,212
AngioDynamics, Inc.*	166	3,212
Atara Biotherapeutics, Inc.*	410	3,194
Avidity Biosciences, Inc.*	218	3,168
Cano Health, Inc.*	723	3,167
SP Plus Corp.*	103	3,164
Kelly Services, Inc. — Class A	157	3,113
Nektar Therapeutics*	811	3,082
Cimpress plc*	79	3,073
Anavex Life Sciences Corp.*	305	3,053
SomaLogic, Inc.*	668	3,019
Catalyst Pharmaceuticals, Inc.*	428	3,000
Paysafe Ltd.*	1,509	2,943
John B Sanfilippo & Son, Inc.	40	2,900
Resources Connection, Inc.	142	2,893
Remitly Global, Inc.*	376	2,880
EQRx, Inc.*	610	2,861
CRA International, Inc.	32	2,858
Heidrick & Struggles International, Inc.	87	2,815
Alector, Inc.*	277	2,814
Cutera, Inc.*	74	2,775
OrthoPediatrics Corp.*	64	2,762
ACCO Brands Corp.	422	2,756
Vanda Pharmaceuticals, Inc.*	248	2,703
Collegium Pharmaceutical, Inc.*	152	2,693
Rocket Pharmaceuticals, Inc.*	195	2,683
Deciphera Pharmaceuticals, Inc.*	200	2,630
NanoString Technologies, Inc.*	207	2,629
TrueBlue, Inc.*	146	2,613
Theravance Biopharma, Inc.*	287	2,600
Franklin Covey Co.*	56	2,586
Paya Holdings, Inc.*	391	2,569
DocGo, Inc.*	359	2,563
Sana Biotechnology, Inc.*	397	2,553
Cardiovascular Systems, Inc.*	177	2,542
Mission Produce, Inc.*	178	2,537
TG Therapeutics, Inc.*	594	2,525
Agiliti, Inc.*	123	2,523
Verve Therapeutics, Inc.*	165	2,521
Viad Corp.*	91	2,512
Nurix Therapeutics, Inc.*	198	2,509
Invitae Corp.*,1	1,028	2,508
Morphic Holding, Inc.*	115	2,495
Inogen, Inc.*	103	2,491
Geron Corp.*	1,605	2,488
Y-mAbs Therapeutics, Inc.*	164	2,481
CTI BioPharma Corp.*	414	2,472
Quanterix Corp.*	152	2,461
I3 Verticals, Inc. — Class A*	98	2,452
National Research Corp. — Class A	64	2,450
Forrester Research, Inc.*	51	2,440
SIGA Technologies, Inc.	210	2,432
Atea Pharmaceuticals, Inc.*	340	2,414
Marathon Digital Holdings, Inc.*,1	451	2,408
Hanger, Inc.*	168	2,406
Arlo Technologies, Inc.*	380	2,383
Coherus Biosciences, Inc.*	329	2,382
Carriage Services, Inc. — Class A	60	2,379
BrightView Holdings, Inc.*	198	2,376
Tootsie Roll Industries, Inc.	67	2,368
Replimune Group, Inc.*	135	2,360
Gossamer Bio, Inc.*	281	2,352
Agenus, Inc.*	1,207	2,342
PMV Pharmaceuticals, Inc.*	164	2,337
Barrett Business Services, Inc.	32	2,332
Castle Biosciences, Inc.*	106	2,327
Relmada Therapeutics, Inc.*	122	2,317
Ennis, Inc.	113	2,286

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Consumer, Non-cyclical - 8.6% (continued)
Hackett Group, Inc.	120	$2,276
Surmodics, Inc.*	61	2,271
Pulmonx Corp.*	153	2,252
Point Biopharma Global, Inc.*	330	2,247
Oscar Health, Inc. — Class A*	528	2,244
NGM Biopharmaceuticals, Inc.*	175	2,243
Sangamo Therapeutics, Inc.*	534	2,211
2seventy bio, Inc.*	167	2,204
Riot Blockchain, Inc.*,1	523	2,191
Ideaya Biosciences, Inc.*	158	2,180
Ocugen, Inc.*,1	955	2,168
iTeos Therapeutics, Inc.*	105	2,163
Radius Health, Inc.*	208	2,157
Treace Medical Concepts, Inc.*	149	2,137
Nano-X Imaging Ltd.*	188	2,124
RAPT Therapeutics, Inc.*	116	2,117
Design Therapeutics, Inc.*	151	2,114
Senseonics Holdings, Inc.*,1	2,046	2,107
Community Health Systems, Inc.*	559	2,096
Benson Hill, Inc.*	765	2,096
Keros Therapeutics, Inc.*	75	2,072
BioLife Solutions, Inc.*	150	2,071
Alphatec Holdings, Inc.*	315	2,060
Seer, Inc.*	230	2,059
PetIQ, Inc.*	122	2,048
Orthofix Medical, Inc.*	87	2,048
Eagle Pharmaceuticals, Inc.*	46	2,044
Cass Information Systems, Inc.	60	2,028
SI-BONE, Inc.*	150	1,980
Aaron's Company, Inc.	135	1,964
DICE Therapeutics, Inc.*	126	1,956
Vaxart, Inc.*,1	553	1,936
Accolade, Inc.*	261	1,931
23andMe Holding Co. — Class A*	768	1,905
Central Garden & Pet Co.*	44	1,866
Day One Biopharmaceuticals, Inc.*	104	1,862
AnaptysBio, Inc.*	91	1,847
Turning Point Brands, Inc.	68	1,845
Adicet Bio, Inc.*	126	1,840
MaxCyte, Inc.*	388	1,835
Evolus, Inc.*	158	1,833
Cara Therapeutics, Inc.*	200	1,826
Butterfly Network, Inc.*	594	1,824
Transcat, Inc.*	32	1,818
Mersana Therapeutics, Inc.*	391	1,806
Bionano Genomics, Inc.*	1,304	1,799
LifeStance Health Group, Inc.*	323	1,796
Cogent Biosciences, Inc.*	199	1,795
Esperion Therapeutics, Inc.*	282	1,794
Nkarta, Inc.*	145	1,786
Affimed N.V.*	635	1,759
ViewRay, Inc.*	660	1,749
MiMedx Group, Inc.*	504	1,749
Phibro Animal Health Corp. — Class A	91	1,741
Sterling Check Corp.*	105	1,713
Kezar Life Sciences, Inc.*	207	1,712
Vectrus, Inc.*	51	1,706
Cullinan Oncology, Inc.*	133	1,705
Inovio Pharmaceuticals, Inc.*	982	1,699
Nuvation Bio, Inc.*	520	1,685
ANI Pharmaceuticals, Inc.*	56	1,662
European Wax Center, Inc. — Class A	94	1,656
Kinnate Biopharma, Inc.*	131	1,652
ADMA Biologics, Inc.*	829	1,641
Protagonist Therapeutics, Inc.*	205	1,622
Arcturus Therapeutics Holdings, Inc.*	103	1,621
Erasca, Inc.*	289	1,610
Imago Biosciences, Inc.*	118	1,580
Bright Health Group, Inc.*	862	1,569
Aerie Pharmaceuticals, Inc.*	209	1,567
WW International, Inc.*	242	1,546
22nd Century Group, Inc.*	723	1,540
Cue Health, Inc.*	481	1,539
Karyopharm Therapeutics, Inc.*	340	1,533
Organogenesis Holdings, Inc.*	313	1,527
Albireo Pharma, Inc.*	76	1,509
Intercept Pharmaceuticals, Inc.*	109	1,505
Custom Truck One Source, Inc.*	266	1,490
Zimvie, Inc.*	93	1,489
Pennant Group, Inc.*	116	1,486
Axogen, Inc.*	181	1,482
Inhibrx, Inc.*	130	1,475
Vivint Smart Home, Inc.*	423	1,472
Amneal Pharmaceuticals, Inc.*	460	1,463
Core Scientific, Inc.*	977	1,456
Anika Therapeutics, Inc.*	65	1,451
Seneca Foods Corp. — Class A*	26	1,444
Tejon Ranch Co.*	93	1,443
Instil Bio, Inc.*	311	1,437
Willdan Group, Inc.*	52	1,434
Tricida, Inc.*	148	1,433
C4 Therapeutics, Inc.*	187	1,410
Ocular Therapeutix, Inc.*	344	1,383
Mirum Pharmaceuticals, Inc.*	71	1,382
Tattooed Chef, Inc.*	219	1,380
Generation Bio Co.*	208	1,364
ImmunityBio, Inc.*,1	366	1,362
Kiniksa Pharmaceuticals Ltd. — Class A*	139	1,347
American Public Education, Inc.*	83	1,341
Viridian Therapeutics, Inc.*	115	1,331
Bluebird Bio, Inc.*	320	1,325
Stoke Therapeutics, Inc.*	100	1,321
Caribou Biosciences, Inc.*	241	1,309
Arbutus Biopharma Corp.*,1	482	1,306
RxSight, Inc.*	92	1,295
Utah Medical Products, Inc.	15	1,288
Heron Therapeutics, Inc.*	459	1,281
Berkeley Lights, Inc.*	250	1,242
Monte Rosa Therapeutics, Inc.*	127	1,228
Foghorn Therapeutics, Inc.*	90	1,224
Vita Coco Company, Inc.*	124	1,214
Ventyx Biosciences, Inc.*	99	1,211
Tarsus Pharmaceuticals, Inc.*	81	1,183
Akero Therapeutics, Inc.*	125	1,181
Landec Corp.*	117	1,166
Vital Farms, Inc.*	133	1,164
Aura Biosciences, Inc.*	82	1,162
Eiger BioPharmaceuticals, Inc.*	183	1,153
Kodiak Sciences, Inc.*	149	1,138
Vintage Wine Estates, Inc.*	144	1,132

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Consumer, Non-cyclical - 8.6% (continued)
Distribution Solutions Group, Inc.*	22	$1,131
CinCor Pharma, Inc.*	60	1,130
Whole Earth Brands, Inc.*	181	1,122
Bioxcel Therapeutics, Inc.*	85	1,122
Forma Therapeutics Holdings, Inc.*	162	1,116
AppHarvest, Inc.*	319	1,113
iRadimed Corp.	32	1,086
Seres Therapeutics, Inc.*	314	1,077
ShotSpotter, Inc.*	40	1,076
Information Services Group, Inc.	159	1,075
KalVista Pharmaceuticals, Inc.*	109	1,073
Edgewise Therapeutics, Inc.*	133	1,059
Universal Technical Institute, Inc.*	144	1,027
Sutro Biopharma, Inc.*	197	1,026
MeiraGTx Holdings plc*	135	1,022
Nuvalent, Inc. — Class A*	75	1,017
Provention Bio, Inc.*	250	1,000
Alico, Inc.	28	998
Amylyx Pharmaceuticals, Inc.*	51	982
Dyne Therapeutics, Inc.*	142	976
CareMax, Inc.*	266	966
Joint Corp.*	63	965
Bioventus, Inc. — Class A*	140	955
Singular Genomics Systems, Inc.*	249	951
Quantum-Si, Inc.*	408	947
Tango Therapeutics, Inc.*	208	942
Janux Therapeutics, Inc.*	77	940
4D Molecular Therapeutics, Inc.*	134	935
BRC, Inc. — Class A*	114	930
Liquidia Corp.*	213	929
EyePoint Pharmaceuticals, Inc.*	116	913
Xeris Biopharma Holdings, Inc.*	591	910
Akoya Biosciences, Inc.*	70	899
SeaSpine Holdings Corp.*	158	893
Sema4 Holdings Corp.*	706	890
OraSure Technologies, Inc.*	326	883
Rigel Pharmaceuticals, Inc.*	771	871
PFSweb, Inc.*	74	870
Phathom Pharmaceuticals, Inc.*	103	869
Village Super Market, Inc. — Class A	38	867
Moneylion, Inc.*	645	851
Honest Company, Inc.*	291	850
HF Foods Group, Inc.*	162	846
Vera Therapeutics, Inc.*	62	844
Alta Equipment Group, Inc.*	94	843
Aadi Bioscience, Inc.*	65	801
Zynex, Inc.	100	798
Arcellx, Inc.*	44	796
MacroGenics, Inc.*	269	794
IGM Biosciences, Inc.*	44	793
Chimerix, Inc.*	376	782
Absci Corp.*	235	780
ALX Oncology Holdings, Inc.*	95	769
VistaGen Therapeutics, Inc.*	869	765
Century Therapeutics, Inc.*	90	756
Adagio Therapeutics, Inc.*,1	229	751
Fulcrum Therapeutics, Inc.*	153	750
Inotiv, Inc.*	78	749
Vicarious Surgical, Inc.*,1	244	717
Tenaya Therapeutics, Inc.*	125	704
Immunovant, Inc.*	179	698
VBI Vaccines, Inc.*	861	696
Kronos Bio, Inc.*	182	662
Natural Grocers by Vitamin Cottage, Inc.	41	654
Nature's Sunshine Products, Inc.*	61	651
Spire Global, Inc.*	559	648
Aerovate Therapeutics, Inc.*	41	641
Rent the Runway, Inc. — Class A*,1	208	639
Tactile Systems Technology, Inc.*	87	635
HilleVax, Inc.*	57	623
Lexicon Pharmaceuticals, Inc.*	325	604
Precigen, Inc.*	450	603
Alpine Immune Sciences, Inc.*	69	587
Nautilus Biotechnology, Inc.*	213	573
Jounce Therapeutics, Inc.*	188	570
Icosavax, Inc.*	99	567
Beachbody Company, Inc.*	467	560
Science 37 Holdings, Inc.*	278	559
Outlook Therapeutics, Inc.*	529	540
Allovir, Inc.*	138	538
Rallybio Corp.*	71	536
Bakkt Holdings, Inc.*	254	533
Endo International plc*	1,045	487
Babylon Holdings Ltd. — Class A*	486	475
ATI Physical Therapy, Inc.*	334	471
Athira Pharma, Inc.*	151	461
Aveanna Healthcare Holdings, Inc.*	199	450
Talaris Therapeutics, Inc.*	99	446
Quad/Graphics, Inc.*	156	429
Oncology Institute, Inc.*	84	425
Tyra Biosciences, Inc.*	59	422
P3 Health Partners, Inc.*	113	420
Theseus Pharmaceuticals, Inc.*	76	420
StoneMor, Inc.*	122	417
Praxis Precision Medicines, Inc.*	168	412
Pardes Biosciences, Inc.*	127	390
Innovage Holding Corp.*	85	372
PepGen, Inc.*	37	367
Bird Global, Inc. — Class A*	765	333
AirSculpt Technologies, Inc.*	55	326
Thorne HealthTech, Inc.*	61	295
MarketWise, Inc.*	76	274
Local Bounti Corp.*	84	267
Priority Technology Holdings, Inc.*	80	264
Humacyte, Inc.*	79	254
Cipher Mining, Inc.*	175	240
Celularity, Inc.*	70	238
Alpha Teknova, Inc.*	28	235
Redbox Entertainment, Inc.*	29	215
CompoSecure, Inc.*	34	177
Enochian Biosciences, Inc.*	88	170
AN2 Therapeutics, Inc.*	21	163
Greenidge Generation Holdings, Inc.*	57	145

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Consumer, Non-cyclical - 8.6% (continued)
GreenLight Biosciences Holdings PBC*	63	$139
Owlet, Inc.*	73	124
Wejo Group Ltd.*	102	121
Boxed, Inc.*	52	96
Leafly Holdings, Inc.*	19	86
Gelesis Holdings, Inc.*	44	68
Tenon Medical, Inc.*	14	32
Total Consumer, Non-cyclical		2,444,616
Industrial - 4.7%
Chart Industries, Inc.*	164	27,450
RBC Bearings, Inc.*	127	23,489
EMCOR Group, Inc.	226	23,269
Saia, Inc.*	119	22,372
Exponent, Inc.	230	21,038
Simpson Manufacturing Company, Inc.	194	19,518
Novanta, Inc.*	159	19,282
UFP Industries, Inc.	271	18,466
Evoqua Water Technologies Corp.*	525	17,068
Applied Industrial Technologies, Inc.	171	16,445
Casella Waste Systems, Inc. — Class A*	223	16,208
Atkore, Inc.*	192	15,938
John Bean Technologies Corp.	141	15,569
Fluor Corp.*	636	15,480
Franklin Electric Company, Inc.	206	15,092
Zurn Water Solutions Corp.	554	15,091
Watts Water Technologies, Inc. — Class A	122	14,987
GATX Corp.	159	14,971
Aerojet Rocketdyne Holdings, Inc.*	354	14,372
Welbilt, Inc.*	587	13,976
Fabrinet*	165	13,382
Hillenbrand, Inc.	325	13,312
Mueller Industries, Inc.	249	13,269
Comfort Systems USA, Inc.	158	13,138
Matson, Inc.	178	12,973
Summit Materials, Inc. — Class A*	530	12,344
Advanced Energy Industries, Inc.	167	12,188
Bloom Energy Corp. — Class A*	728	12,012
Dycom Industries, Inc.*	129	12,002
Werner Enterprises, Inc.	290	11,177
Forward Air Corp.	120	11,035
Albany International Corp. — Class A	140	11,031
Sanmina Corp.*	268	10,916
EnerSys	185	10,908
AAON, Inc.	196	10,733
Hub Group, Inc. — Class A*	150	10,641
Badger Meter, Inc.	131	10,597
Cactus, Inc. — Class A	263	10,591
Vishay Intertechnology, Inc.	591	10,532
Boise Cascade Co.	176	10,470
SPX Corp.*	198	10,462
Belden, Inc.	196	10,441
Golar LNG Ltd.*	451	10,260
Altra Industrial Motion Corp.	290	10,223
Moog, Inc. — Class A	127	10,083
Arcosa, Inc.	216	10,029
Itron, Inc.*	202	9,985
Brady Corp. — Class A	210	9,920
O-I Glass, Inc.*	696	9,744
Plexus Corp.*	123	9,655
Helios Technologies, Inc.	145	9,606
Federal Signal Corp.	267	9,505
Kadant, Inc.	52	9,482
Trinity Industries, Inc.	372	9,010
Frontdoor, Inc.*	369	8,886
Encore Wire Corp.	85	8,833
Kennametal, Inc.	369	8,572
AeroVironment, Inc.*	104	8,549
Energizer Holdings, Inc.	298	8,448
Terex Corp.	305	8,348
Mueller Water Products, Inc. — Class A	696	8,164
ESCO Technologies, Inc.	115	7,863
Atlas Air Worldwide Holdings, Inc.*	125	7,714
Masonite International Corp.*	100	7,683
ArcBest Corp.	109	7,670
Kratos Defense & Security Solutions, Inc.*	552	7,662
Scorpio Tankers, Inc.	222	7,661
EnPro Industries, Inc.	93	7,619
Air Transport Services Group, Inc.*	264	7,585
Greif, Inc. — Class A	115	7,174
NV5 Global, Inc.*	60	7,004
Knowles Corp.*	400	6,932
Cornerstone Building Brands, Inc.*	282	6,906
CSW Industrials, Inc.	67	6,903
Barnes Group, Inc.	219	6,820
Materion Corp.	91	6,709
MYR Group, Inc.*	75	6,610
Lindsay Corp.	49	6,508
Golden Ocean Group Ltd.	548	6,379
AAR Corp.*	151	6,318
Worthington Industries, Inc.	142	6,262
GrafTech International Ltd.	878	6,207
CryoPort, Inc.*	199	6,165
OSI Systems, Inc.*	72	6,152
Granite Construction, Inc.	203	5,915
Proto Labs, Inc.*	123	5,884
Griffon Corp.	206	5,774
Gibraltar Industries, Inc.*	147	5,696
TTM Technologies, Inc.*	453	5,662
JELD-WEN Holding, Inc.*	385	5,617
Joby Aviation, Inc.*	1,122	5,509
Vicor Corp.*	98	5,364
Alamo Group, Inc.	45	5,239
TriMas Corp.	189	5,233
Hillman Solutions Corp.*	601	5,193
Enerpac Tool Group Corp.	272	5,173
Primoris Services Corp.	237	5,157
Xometry, Inc. — Class A*	151	5,124
Greenbrier Companies, Inc.	142	5,111
Frontline Ltd.*	557	4,935
Tennant Co.	83	4,918
Sturm Ruger & Company, Inc.	77	4,901
SFL Corporation Ltd.	513	4,868
Energy Recovery, Inc.*	249	4,836

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Industrial - 4.7% (continued)
CTS Corp.	142	$4,835
International Seaways, Inc.	219	4,643
Standex International Corp.	53	4,493
Mesa Laboratories, Inc.	22	4,487
AZZ, Inc.	109	4,449
Marten Transport Ltd.	264	4,441
PGT Innovations, Inc.*	263	4,376
Enovix Corp.*	485	4,321
Astec Industries, Inc.	102	4,160
Montrose Environmental Group, Inc.*	123	4,152
Li-Cycle Holdings Corp.*	591	4,066
Matthews International Corp. — Class A	137	3,928
Kaman Corp.	125	3,906
Apogee Enterprises, Inc.	99	3,883
TimkenSteel Corp.*	207	3,873
DHT Holdings, Inc.	626	3,837
Great Lakes Dredge & Dock Corp.*	292	3,828
Triumph Group, Inc.*	286	3,801
Construction Partners, Inc. — Class A*	178	3,727
Myers Industries, Inc.	162	3,682
Rocket Lab USA, Inc.*	952	3,608
Columbus McKinnon Corp.	125	3,546
Mirion Technologies, Inc.*	612	3,525
PureCycle Technologies, Inc.*	475	3,525
Benchmark Electronics, Inc.	156	3,519
FLEX LNG Ltd.	127	3,479
American Woodmark Corp.*	74	3,331
Janus International Group, Inc.*	365	3,296
Ichor Holdings Ltd.*	125	3,248
GoPro, Inc. — Class A*	584	3,229
Genco Shipping & Trading Ltd.	164	3,169
Eagle Bulk Shipping, Inc.	60	3,113
Costamare, Inc.	241	2,916
Heartland Express, Inc.	208	2,893
Gorman-Rupp Co.	102	2,887
Sterling Infrastructure, Inc.*	131	2,872
MicroVision, Inc.*	739	2,838
Insteel Industries, Inc.	84	2,828
Blink Charging Co.*,1	165	2,728
Napco Security Technologies, Inc.*	131	2,697
Smith & Wesson Brands, Inc.	203	2,665
Chase Corp.	34	2,646
FARO Technologies, Inc.*	82	2,528
Harsco Corp.*	350	2,488
UFP Technologies, Inc.*	31	2,467
SmartRent, Inc.*	531	2,400
Modine Manufacturing Co.*	222	2,338
Argan, Inc.	62	2,314
Charge Enterprises, Inc.*	483	2,304
Kimball Electronics, Inc.*	107	2,151
Ducommun, Inc.*	49	2,109
Dorian LPG Ltd.	137	2,082
Thermon Group Holdings, Inc.*	148	2,079
DXP Enterprises, Inc.*	67	2,052
Stoneridge, Inc.*	118	2,024
nLight, Inc.*	196	2,003
908 Devices, Inc.*	97	1,997
LSB Industries, Inc.*	142	1,968
Pactiv Evergreen, Inc.	193	1,922
Luxfer Holdings plc	125	1,890
Heritage-Crystal Clean, Inc.*	70	1,887
Nordic American Tankers Ltd.	849	1,808
Teekay Tankers Ltd. — Class A*	102	1,798
Haynes International, Inc.	54	1,770
Archer Aviation, Inc. — Class A*	556	1,713
Tutor Perini Corp.*	187	1,642
Manitowoc Company, Inc.*	155	1,632
Omega Flex, Inc.	15	1,614
Babcock & Wilcox Enterprises, Inc.*	266	1,604
Vishay Precision Group, Inc.*	55	1,602
Ryerson Holding Corp.	74	1,576
Hyster-Yale Materials Handling, Inc.	48	1,547
National Presto Industries, Inc.	23	1,510
AMMO, Inc.*,1	390	1,502
Greif, Inc. — Class B	24	1,495
Cadre Holdings, Inc.	74	1,456
Latham Group, Inc.*	196	1,358
Ranpak Holdings Corp.*	194	1,358
CIRCOR International, Inc.*	82	1,344
Allied Motion Technologies, Inc.	57	1,302
Northwest Pipe Co.*	43	1,287
Radiant Logistics, Inc.*	169	1,254
Safe Bulkers, Inc.	327	1,249
Covenant Logistics Group, Inc. — Class A	49	1,229
Tredegar Corp.	121	1,210
Centrus Energy Corp. — Class A*	48	1,188
Eastman Kodak Co.*	255	1,183
IES Holdings, Inc.*	39	1,177
Daseke, Inc.*	182	1,163
Astronics Corp.*	113	1,149
Identiv, Inc.*	99	1,146
CyberOptics Corp.*	32	1,118
Park Aerospace Corp.	87	1,110
Olympic Steel, Inc.	43	1,107
Ardmore Shipping Corp.*	155	1,080
Comtech Telecommunications Corp.	115	1,043
AerSale Corp.*	71	1,030
ESS Tech, Inc.*	360	1,012
Evolv Technologies Holdings, Inc.*	376	1,000
Powell Industries, Inc.	41	958
Caesarstone Ltd.	101	922
Pure Cycle Corp.*	86	906
Sarcos Technology and Robotics Corp.*	339	902
Teekay Corp.*	311	896
Universal Logistics Holdings, Inc.	32	874
Sight Sciences, Inc.*	96	863
Akoustis Technologies, Inc.*	232	858
Astra Space, Inc.*	642	835
Turtle Beach Corp.*	68	832
View, Inc.*	499	809
PAM Transportation Services, Inc.*	29	794
NuScale Power Corp.*	77	769
Concrete Pumping Holdings, Inc.*	117	709
Volta, Inc.*	545	708

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Industrial - 4.7% (continued)
Hydrofarm Holdings Group, Inc.*	195	$679
Momentus, Inc.*	244	527
Karat Packaging, Inc.*	25	426
Atlas Technical Consultants, Inc.*	80	421
NL Industries, Inc.	37	365
Transphorm, Inc.*	95	362
Berkshire Grey, Inc.*	218	316
Redwire Corp.*,1	86	261
AEye, Inc.*	117	223
Fathom Digital Manufacturing C*	45	175
Total Industrial		1,318,357
Consumer, Cyclical - 4.0%
Murphy USA, Inc.	99	23,054
Texas Roadhouse, Inc. — Class A	305	22,326
Light & Wonder, Inc. — Class A*	436	20,488
Asbury Automotive Group, Inc.*	98	16,595
Avient Corp.	407	16,313
Fox Factory Holding Corp.*	190	15,303
Hilton Grand Vacations, Inc.*	400	14,292
Goodyear Tire & Rubber Co.*	1,253	13,420
Academy Sports & Outdoors, Inc.	374	13,292
Crocs, Inc.*	271	13,190
Dorman Products, Inc.*	118	12,946
Visteon Corp.*	124	12,844
Callaway Golf Co.*	624	12,730
Resideo Technologies, Inc.*	646	12,545
Adient plc*	423	12,533
Beacon Roofing Supply, Inc.*	243	12,481
LCI Industries	111	12,419
Papa John's International, Inc.	147	12,277
Group 1 Automotive, Inc.	72	12,226
Taylor Morrison Home Corp. — Class A*	515	12,030
FirstCash Holdings, Inc.	172	11,956
Meritage Homes Corp.*	162	11,745
Spirit Airlines, Inc.*	486	11,586
UniFirst Corp.	67	11,536
Meritor, Inc.*	314	11,408
Steven Madden Ltd.	352	11,338
Skyline Champion Corp.*	238	11,286
Signet Jewelers Ltd.	208	11,120
Sonos, Inc.*	570	10,283
KB Home	357	10,160
Wingstop, Inc.	134	10,019
National Vision Holdings, Inc.*	363	9,983
Nu Skin Enterprises, Inc. — Class A	223	9,656
Foot Locker, Inc.	371	9,368
Gentherm, Inc.*	148	9,237
Rush Enterprises, Inc. — Class A	190	9,158
Boot Barn Holdings, Inc.*	132	9,096
Installed Building Products, Inc.	108	8,981
SeaWorld Entertainment, Inc.*	202	8,924
MillerKnoll, Inc.	339	8,906
Cracker Barrel Old Country Store, Inc.	103	8,599
GMS, Inc.*	193	8,589
Kontoor Brands, Inc.	252	8,409
International Game Technology plc	445	8,259
MDC Holdings, Inc.	255	8,239
Dana, Inc.	576	8,104
LGI Homes, Inc.*	93	8,082
Cavco Industries, Inc.*	41	8,036
KAR Auction Services, Inc.*	539	7,961
Red Rock Resorts, Inc. — Class A	238	7,940
PriceSmart, Inc.	110	7,879
Tri Pointe Homes, Inc.*	459	7,743
American Eagle Outfitters, Inc.[1]	689	7,703
Allegiant Travel Co. — Class A*	68	7,690
Cinemark Holdings, Inc.*	487	7,315
Wolverine World Wide, Inc.	357	7,197
Veritiv Corp.*	65	7,056
Vista Outdoor, Inc.*	250	6,975
Winnebago Industries, Inc.	143	6,944
Shake Shack, Inc. — Class A*	168	6,633
Bloomin' Brands, Inc.	394	6,548
HNI Corp.	188	6,522
Everi Holdings, Inc.*	392	6,393
Acushnet Holdings Corp.	153	6,377
Luminar Technologies, Inc.*	1,067	6,327
Tenneco, Inc. — Class A*	368	6,315
Dave & Buster's Entertainment, Inc.*	192	6,294
Fisker, Inc.*,1	726	6,222
Nikola Corp.*,1	1,304	6,207
Virgin Galactic Holdings, Inc.*,1	1,019	6,134
Oxford Industries, Inc.	69	6,123
Madison Square Garden Entertainment Corp.*	115	6,051
Methode Electronics, Inc.	161	5,963
Century Communities, Inc.	131	5,891
Cheesecake Factory, Inc.	222	5,865
ODP Corp.*	192	5,806
Healthcare Services Group, Inc.	331	5,763
Sally Beauty Holdings, Inc.*	478	5,698
World Fuel Services Corp.	278	5,688
Urban Outfitters, Inc.*	294	5,486
Jack in the Box, Inc.	94	5,270
Patrick Industries, Inc.	98	5,080
Malibu Boats, Inc. — Class A*	93	4,902
M/I Homes, Inc.*	123	4,878
SkyWest, Inc.*	223	4,739
Dine Brands Global, Inc.	71	4,621
Lions Gate Entertainment Corp. — Class B*	521	4,600
Proterra, Inc.*,1	986	4,575
La-Z-Boy, Inc.	192	4,552
TuSimple Holdings, Inc. — Class A*	625	4,519
Qurate Retail, Inc. — Class A	1,562	4,483
iRobot Corp.*	120	4,410
XPEL, Inc.*	96	4,409
Franchise Group, Inc.	123	4,314
Caleres, Inc.	163	4,277
Brinker International, Inc.*	194	4,274
Dillard's, Inc. — Class A	19	4,191
Warby Parker, Inc. — Class A*	372	4,189
H&E Equipment Services, Inc.	143	4,143
Standard Motor Products, Inc.	92	4,139
Steelcase, Inc. — Class A	385	4,131
Liberty Media Corporation - Liberty Braves — Class C*	168	4,032

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Consumer, Cyclical - 4.0% (continued)
G-III Apparel Group Ltd.*	195	$3,945
American Axle & Manufacturing Holdings, Inc.*	504	3,795
Abercrombie & Fitch Co. — Class A*	222	3,756
Buckle, Inc.	135	3,738
Camping World Holdings, Inc. — Class A1	172	3,713
IMAX Corp.*	219	3,699
Golden Entertainment, Inc.*	91	3,599
ScanSource, Inc.*	114	3,550
Bally's Corp.*	178	3,521
Monarch Casino & Resort, Inc.*	59	3,462
Titan International, Inc.*	229	3,458
MarineMax, Inc.*	94	3,395
Clean Energy Fuels Corp.*	757	3,391
Designer Brands, Inc. — Class A	258	3,370
Interface, Inc. — Class A	262	3,285
Sonic Automotive, Inc. — Class A	89	3,260
Hawaiian Holdings, Inc.*	226	3,234
Funko, Inc. — Class A*	142	3,170
Arko Corp.	379	3,093
Sleep Number Corp.*	96	2,971
Wabash National Corp.	217	2,947
Genesco, Inc.*	58	2,895
Douglas Dynamics, Inc.	100	2,874
Shyft Group, Inc.	154	2,863
BlueLinx Holdings, Inc.*	42	2,806
Accel Entertainment, Inc.*	262	2,782
Chico's FAS, Inc.*	547	2,719
America's Car-Mart, Inc.*	27	2,716
Sun Country Airlines Holdings, Inc.*	148	2,714
Big Lots, Inc.	125	2,621
A-Mark Precious Metals, Inc.	81	2,612
Guess?, Inc.[1]	152	2,592
indie Semiconductor, Inc. — Class A*	446	2,542
Green Brick Partners, Inc.*	128	2,505
Hibbett, Inc.	57	2,491
Clarus Corp.	129	2,450
Lions Gate Entertainment Corp. — Class A*	260	2,421
Life Time Group Holdings, Inc.*	187	2,409
Holley, Inc.*	229	2,405
Ruth's Hospitality Group, Inc.	146	2,374
Winmark Corp.	12	2,347
Denny's Corp.*	268	2,326
Children's Place, Inc.*	59	2,296
Ermenegildo Zegna Holditalia SpA	210	2,215
PC Connection, Inc.	50	2,203
BJ's Restaurants, Inc.*	101	2,190
Movado Group, Inc.	70	2,165
OneSpaWorld Holdings Ltd.*	296	2,122
Vizio Holding Corp. — Class A*	303	2,066
Ethan Allen Interiors, Inc.	101	2,041
Titan Machinery, Inc.*	90	2,017
Sovos Brands, Inc.*	127	2,015
Global Industrial Co.	58	1,959
TravelCenters of America, Inc.*	56	1,930
Hyliion Holdings Corp.*,1	592	1,906
RCI Hospitality Holdings, Inc.	39	1,886
Sportsman's Warehouse Holdings, Inc.*	194	1,860
Bowlero Corp.*	174	1,843
EVgo, Inc.*	304	1,827
Zumiez, Inc.*	70	1,820
PetMed Express, Inc.	90	1,791
Bed Bath & Beyond, Inc.*,1	356	1,769
VSE Corp.	47	1,766
MasterCraft Boat Holdings, Inc.*	82	1,726
Lovesac Co.*	62	1,705
Workhorse Group, Inc.*	655	1,703
REV Group, Inc.	156	1,696
Microvast Holdings, Inc.*	761	1,689
Shoe Carnival, Inc.	78	1,686
Chuy's Holdings, Inc.*	84	1,673
Rite Aid Corp.*	244	1,645
OneWater Marine, Inc. — Class A*	49	1,619
Beazer Homes USA, Inc.*	133	1,605
Marcus Corp.*	106	1,566
Frontier Group Holdings, Inc.*,1	166	1,555
Haverty Furniture Companies, Inc.	67	1,553
Rush Enterprises, Inc. — Class B	30	1,488
Hudson Technologies, Inc.*	193	1,449
Portillo's, Inc. — Class A*	88	1,439
Bluegreen Vacations Holding Corp.	57	1,423
Johnson Outdoors, Inc. — Class A	23	1,407
Wheels Up Experience, Inc.*	711	1,387
Universal Electronics, Inc.*	54	1,381
Solid Power, Inc.*	254	1,367
Aeva Technologies, Inc.*	432	1,352
Tupperware Brands Corp.*	203	1,287
Rush Street Interactive, Inc.*	271	1,266
Kimball International, Inc. — Class B	162	1,243
Cenntro Electric Group Ltd.*	822	1,241
LL Flooring Holdings, Inc.*	131	1,227
Aspen Aerogels, Inc.*,1	122	1,205
Lindblad Expeditions Holdings, Inc.*	144	1,166
Hyzon Motors, Inc.*,1	392	1,152
Miller Industries, Inc.	50	1,134
Vinco Ventures, Inc.*	819	1,130
Lordstown Motors Corp. — Class A*	713	1,127
Forestar Group, Inc.*	81	1,109
Liberty Media Corporation-Liberty Braves — Class A*	44	1,107
Motorcar Parts of America, Inc.*	83	1,089
Fossil Group, Inc.*	208	1,075
Big 5 Sporting Goods Corp.	95	1,065
Rocky Brands, Inc.	31	1,060
Kura Sushi USA, Inc. — Class A*	21	1,040
Build-A-Bear Workshop, Inc. — Class A	63	1,034
Dream Finders Homes, Inc. — Class A*	93	990
Hovnanian Enterprises, Inc. — Class A*	23	984
Cato Corp. — Class A	82	952
Canoo, Inc.*	514	951

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Consumer, Cyclical - 4.0% (continued)
Xponential Fitness, Inc. — Class A*	75	$942
Superior Group of Companies, Inc.	52	923
GrowGeneration Corp.*	256	919
Destination XL Group, Inc.*	267	905
Container Store Group, Inc.*	145	903
PLBY Group, Inc.*	139	890
Full House Resorts, Inc.*	146	888
Century Casinos, Inc.*	122	878
Citi Trends, Inc.*	37	875
Weber, Inc. — Class A	121	872
Noodles & Co.*	183	860
El Pollo Loco Holdings, Inc.*	87	856
Velodyne Lidar, Inc.*	863	824
NEOGAMES S.A.*	59	791
Target Hospitality Corp.*	136	776
Purple Innovation, Inc.*	245	750
ONE Group Hospitality, Inc.*	101	744
Snap One Holdings Corp.*	80	734
Tilly's, Inc. — Class A	103	723
Blue Bird Corp.*	77	709
Sweetgreen, Inc. — Class A*	60	699
ThredUp, Inc. — Class A*	262	655
Party City Holdco, Inc.*	486	642
F45 Training Holdings, Inc.*	162	637
Weyco Group, Inc.	26	636
First Watch Restaurant Group, Inc.*	44	635
Lifetime Brands, Inc.	57	629
Traeger, Inc.*	143	608
Reservoir Media, Inc.*	91	593
Aterian, Inc.*,1	272	587
Express, Inc.*	287	563
Duluth Holdings, Inc. — Class B*	58	553
Tile Shop Holdings, Inc.	163	500
Lightning eMotors, Inc.*	175	485
Conn's, Inc.*	58	465
Xos, Inc.*	244	449
JOANN, Inc.	49	380
Biglari Holdings, Inc. — Class B*	3	368
Marine Products Corp.	36	342
Landsea Homes Corp.*	47	313
Torrid Holdings, Inc.*	66	285
Sonder Holdings, Inc.*	195	203
CompX International, Inc.	7	162
Mullen Automotive, Inc.*	68	69
Cepton, Inc.*	34	53
Total Consumer, Cyclical		1,131,328
Technology - 3.8%
Sailpoint Technologies Holdings, Inc.*	416	26,075
Silicon Laboratories, Inc.*	162	22,716
Tenable Holdings, Inc.*	491	22,296
CMC Materials, Inc.	127	22,160
Qualys, Inc.*	174	21,948
ExlService Holdings, Inc.*	144	21,216
Synaptics, Inc.*	177	20,895
Power Integrations, Inc.	258	19,353
SPS Commerce, Inc.*	162	18,314
Rapid7, Inc.*	260	17,368
Maximus, Inc.	274	17,128
Blackline, Inc.*	246	16,384
Semtech Corp.*	283	15,556
Onto Innovation, Inc.*	222	15,482
Ziff Davis, Inc.*	204	15,204
Box, Inc. — Class A*	576	14,481
Varonis Systems, Inc.*	487	14,279
DigitalOcean Holdings, Inc.*,1	340	14,062
Workiva, Inc.*	213	14,056
FormFactor, Inc.*	348	13,478
ACI Worldwide, Inc.*	511	13,230
Envestnet, Inc.*	245	12,929
Diodes, Inc.*	199	12,849
ManTech International Corp. — Class A	133	12,695
CommVault Systems, Inc.*	199	12,517
Altair Engineering, Inc. — Class A*	232	12,180
Insight Enterprises, Inc.*	140	12,079
Verint Systems, Inc.*	284	12,027
Blackbaud, Inc.*	207	12,020
Sprout Social, Inc. — Class A*	205	11,904
SiTime Corp.*	72	11,738
Evolent Health, Inc. — Class A*	366	11,240
Kulicke & Soffa Industries, Inc.	260	11,131
MaxLinear, Inc. — Class A*	321	10,908
Ambarella, Inc.*	163	10,670
NetScout Systems, Inc.*	315	10,663
Rambus, Inc.*	490	10,530
MACOM Technology Solutions Holdings, Inc.*	226	10,419
Verra Mobility Corp.*	653	10,259
PagerDuty, Inc.*	380	9,416
Duolingo, Inc.*	105	9,193
Progress Software Corp.	195	8,834
CSG Systems International, Inc.	143	8,534
Appian Corp.*,1	179	8,477
Super Micro Computer, Inc.*	203	8,191
Axcelis Technologies, Inc.*	146	8,007
Appfolio, Inc. — Class A*	85	7,704
Amkor Technology, Inc.	453	7,678
Xerox Holdings Corp.	511	7,589
Allscripts Healthcare Solutions, Inc.*	509	7,548
Digital Turbine, Inc.*	411	7,180
E2open Parent Holdings, Inc.*	889	6,916
MicroStrategy, Inc. — Class A*,1	42	6,901
Xperi Holding Corp.	466	6,724
Apollo Medical Holdings, Inc.*	174	6,715
Schrodinger Incorporated/United States*	241	6,365
1Life Healthcare, Inc.*	805	6,311
Ping Identity Holding Corp.*	345	6,258
Parsons Corp.*	150	6,063
Ultra Clean Holdings, Inc.*	201	5,984
Cohu, Inc.*	214	5,938
Asana, Inc. — Class A*	329	5,784
Fastly, Inc. — Class A*	497	5,770
TTEC Holdings, Inc.	84	5,703
Privia Health Group, Inc.*	194	5,649
C3.ai, Inc. — Class A*	307	5,606
Clear Secure, Inc. — Class A*	278	5,560
Impinj, Inc.*	94	5,515
3D Systems Corp.*	565	5,480
Phreesia, Inc.*	219	5,477
Photronics, Inc.*	267	5,201
Momentive Global, Inc.*	591	5,201

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Technology - 3.8% (continued)
Duck Creek Technologies, Inc.*	344	$5,108
KnowBe4, Inc. — Class A*	325	5,076
Everbridge, Inc.*	176	4,909
PROS Holdings, Inc.*	183	4,800
BigCommerce Holdings, Inc.*	286	4,633
Zuora, Inc. — Class A*	504	4,511
LivePerson, Inc.*	314	4,440
PAR Technology Corp.*	118	4,424
Cerence, Inc.*	175	4,415
Veeco Instruments, Inc.*	223	4,326
NextGen Healthcare, Inc.*	248	4,325
Alignment Healthcare, Inc.*	377	4,302
Avid Technology, Inc.*	160	4,152
Model N, Inc.*	161	4,118
Agilysys, Inc.*	87	4,112
AvidXchange Holdings, Inc.*	655	4,022
Olo, Inc. — Class A*,1	402	3,968
Domo, Inc. — Class B*	135	3,753
Digi International, Inc.*	153	3,706
Grid Dynamics Holdings, Inc.*	217	3,650
Donnelley Financial Solutions, Inc.*	123	3,603
ACM Research, Inc. — Class A*	214	3,602
SMART Global Holdings, Inc.*	219	3,585
Matterport, Inc.*,1	978	3,579
Unisys Corp.*	296	3,561
Amplitude, Inc. — Class A*	249	3,558
Health Catalyst, Inc.*	241	3,492
CEVA, Inc.*	102	3,423
Simulations Plus, Inc.	69	3,404
Sapiens International Corporation N.V.	137	3,314
Cardlytics, Inc.*	148	3,302
ACV Auctions, Inc. — Class A*	503	3,290
Conduent, Inc.*	759	3,279
Alpha & Omega Semiconductor Ltd.*	98	3,267
Outset Medical, Inc.*	214	3,180
Consensus Cloud Solutions, Inc.*	71	3,101
PubMatic, Inc. — Class A*	186	2,956
PDF Solutions, Inc.*	135	2,904
Sumo Logic, Inc.*	381	2,854
Pitney Bowes, Inc.	773	2,798
N-able, Inc.*	305	2,745
ForgeRock, Inc. — Class A*	125	2,678
Desktop Metal, Inc. — Class A*	1,181	2,598
Yext, Inc.*	537	2,567
8x8, Inc.*	491	2,529
EngageSmart, Inc.*	156	2,508
AvePoint, Inc.*	575	2,496
PowerSchool Holdings, Inc. — Class A*	204	2,458
Hims & Hers Health, Inc.*	542	2,455
IonQ, Inc.*,1	531	2,326
American Software, Inc. — Class A	140	2,262
Corsair Gaming, Inc.*,1	171	2,245
BTRS Holdings, Inc. — Class 1*	448	2,231
Alkami Technology, Inc.*	160	2,222
SolarWinds Corp.	215	2,204
OneSpan, Inc.*	179	2,130
Computer Programs and Systems, Inc.*	63	2,014
Ebix, Inc.[1]	117	1,977
Blend Labs, Inc. — Class A*	826	1,949
Telos Corp.*	241	1,947
Bandwidth, Inc. — Class A*	103	1,938
Upland Software, Inc.*	130	1,888
Vuzix Corp.*,1	265	1,882
Rackspace Technology, Inc.*	257	1,843
CS Disco, Inc.*	99	1,786
ON24, Inc.*	186	1,765
Instructure Holdings, Inc.*	77	1,748
Cvent Holding Corp.*	376	1,737
Mitek Systems, Inc.*	188	1,737
MeridianLink, Inc.*	103	1,720
Integral Ad Science Holding Corp.*	171	1,698
Skillz, Inc.*	1,363	1,690
Playstudios, Inc.*	353	1,511
Cantaloupe, Inc.*	261	1,462
HireRight Holdings Corp.*,1	94	1,336
Rimini Street, Inc.*	217	1,304
Daily Journal Corp.*	5	1,294
Skillsoft Corp.*	363	1,278
Enfusion, Inc. — Class A*	114	1,164
Brightcove, Inc.*	184	1,163
Faraday Future Intelligent Electric, Inc.*	443	1,152
GTY Technology Holdings, Inc.*	182	1,139
AXT, Inc.*	181	1,061
UserTesting, Inc.*	211	1,059
WM Technology, Inc.*	320	1,053
Rockley Photonics Holdings Ltd.*	455	992
Ouster, Inc.*	610	988
EverCommerce, Inc.*	108	976
Intapp, Inc.*	63	922
Porch Group, Inc.*	360	922
Veritone, Inc.*	140	914
Markforged Holding Corp.*	491	908
eGain Corp.*	93	907
Outbrain, Inc.*	178	895
Benefitfocus, Inc.*	115	895
Digimarc Corp.*	61	863
Atomera, Inc.*	91	853
Inspired Entertainment, Inc.*	98	844
Avaya Holdings Corp.*	372	833
Red Violet, Inc.*	42	800
Convey Health Solutions Holdings, Inc.*	72	749
Diebold Nixdorf, Inc.*	326	740
Cerberus Cyber Sentinel Corp.*,1	204	734
Inseego Corp.*,1	385	728
IronNet, Inc.*	289	639
Zeta Global Holdings Corp. — Class A*	139	628
Nutex Health, Inc.*	173	558
Rigetti Computing, Inc.*,1	143	525
Arteris, Inc.*	75	523
NextNav, Inc.*	218	495
SecureWorks Corp. — Class A*	44	478
Sharecare, Inc.*	274	433
IBEX Holdings Ltd.*	25	422
Latch, Inc.*	314	358
Velo3D, Inc.*	252	348
Loyalty Ventures, Inc.*	90	321

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Technology - 3.8% (continued)
Viant Technology, Inc. — Class A*	62	$315
SkyWater Technology, Inc.*	48	289
Kaleyra, Inc.*	132	269
LiveVox Holdings, Inc.*	99	164
Weave Communications, Inc.*	22	67
Total Technology		1,067,957
Energy - 2.0%
Matador Resources Co.	502	23,388
Murphy Oil Corp.	659	19,895
Helmerich & Payne, Inc.	459	19,765
SM Energy Co.	541	18,497
ChampionX Corp.	913	18,123
Civitas Resources, Inc.	329	17,203
Magnolia Oil & Gas Corp. — Class A	745	15,638
Patterson-UTI Energy, Inc.	958	15,098
CNX Resources Corp.*	861	14,172
Denbury, Inc.*	227	13,618
California Resources Corp.	349	13,436
PBF Energy, Inc. — Class A*	433	12,566
Kosmos Energy Ltd.*	2,017	12,485
Whiting Petroleum Corp.	176	11,973
Equitrans Midstream Corp.	1,836	11,677
Valaris Ltd.*	272	11,489
Peabody Energy Corp.*	526	11,220
Oasis Petroleum, Inc.	88	10,705
Alpha Metallurgical Resources, Inc.	79	10,201
Arch Resources, Inc.[1]	67	9,587
Callon Petroleum Co.*	220	8,624
Shoals Technologies Group, Inc. — Class A*	499	8,224
Sunnova Energy International, Inc.*	443	8,165
Liberty Energy, Inc. — Class A*	638	8,141
Delek US Holdings, Inc.	315	8,140
CONSOL Energy, Inc.*	153	7,555
NexTier Oilfield Solutions, Inc.*	784	7,456
Array Technologies, Inc.*	673	7,410
Northern Oil and Gas, Inc.	293	7,401
Warrior Met Coal, Inc.	230	7,040
Tellurian, Inc.*	2,278	6,788
Weatherford International plc*	316	6,690
Green Plains, Inc.*	235	6,385
FuelCell Energy, Inc.*	1,650	6,188
SunPower Corp. — Class A*	366	5,786
Brigham Minerals, Inc. — Class A	227	5,591
Centennial Resource Development, Inc. — Class A*	919	5,496
Nabors Industries Ltd.*	40	5,356
Laredo Petroleum, Inc.*	76	5,239
Archrock, Inc.	604	4,995
Comstock Resources, Inc.*	409	4,941
NOW, Inc.*	492	4,812
Oceaneering International, Inc.*	447	4,774
Stem, Inc.*	643	4,604
Talos Energy, Inc.*	295	4,564
CVR Energy, Inc.	132	4,422
Noble Corp.*	168	4,259
Gulfport Energy Corp.*	53	4,214
Archaea Energy, Inc.*	266	4,131
Expro Group Holdings N.V.*	346	3,986
Dril-Quip, Inc.*	152	3,922
ProPetro Holding Corp.*	390	3,900
US Silica Holdings, Inc.*	331	3,780
MRC Global, Inc.*	370	3,685
Tidewater, Inc.*	170	3,585
Par Pacific Holdings, Inc.*	218	3,399
Ranger Oil Corp. — Class A*	95	3,123
Montauk Renewables, Inc.*	287	2,884
Borr Drilling Ltd.*	600	2,766
Berry Corp.	358	2,728
Earthstone Energy, Inc. — Class A*	193	2,634
Diamond Offshore Drilling, Inc.*	446	2,627
Vertex Energy, Inc.*	241	2,535
SunCoke Energy, Inc.	372	2,534
Kinetik Holdings, Inc. — Class A	74	2,526
Bristow Group, Inc.*	106	2,480
RPC, Inc.*	332	2,294
TETRA Technologies, Inc.*	555	2,253
SandRidge Energy, Inc.*	142	2,225
Select Energy Services, Inc. — Class A*	319	2,176
Gevo, Inc.*	879	2,066
TPI Composites, Inc.*	163	2,038
REX American Resources Corp.*	24	2,035
Helix Energy Solutions Group, Inc.*	639	1,981
W&T Offshore, Inc.*	422	1,823
Crescent Energy Co. — Class A	145	1,810
VAALCO Energy, Inc.	260	1,804
Excelerate Energy, Inc. — Class A*	83	1,653
Aris Water Solution, Inc. — Class A	98	1,635
Solaris Oilfield Infrastructure, Inc. — Class A	141	1,534
Fluence Energy, Inc.*	161	1,526
DMC Global, Inc.*	84	1,514
SilverBow Resources, Inc.*	52	1,475
Oil States International, Inc.*	272	1,474
Ramaco Resources, Inc.	99	1,302
Sitio Royalties Corp.	53	1,217
Alto Ingredients, Inc.*	323	1,198
Newpark Resources, Inc.*	378	1,168
National Energy Services Reunited Corp.*	170	1,153
Energy Vault Holdings, Inc.*	112	1,122
Riley Exploration Permian, Inc.	46	1,112
Infrastructure and Energy Alternatives, Inc.*	136	1,092
Amplify Energy Corp.*	159	1,040
Ring Energy, Inc.*	386	1,027
FutureFuel Corp.	115	837
HighPeak Energy, Inc.	29	743
Cleanspark, Inc.*	180	706
NACCO Industries, Inc. — Class A	17	644
Aemetis, Inc.*	130	638
Eneti, Inc.	102	626
NextDecade Corp.*,1	138	613
Empire Petroleum Corp.*	30	356
Heliogen, Inc.*	85	179
Battalion Oil Corp.*	11	94
Total Energy		571,404

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Communications - 1.6%
Vonage Holdings Corp.*	1,147	$21,609
Iridium Communications, Inc.*	569	21,372
TEGNA, Inc.	994	20,844
Marqeta, Inc. — Class A*	1,939	15,725
Perficient, Inc.*	153	14,029
Viavi Solutions, Inc.*	1,016	13,442
DigitalBridge Group, Inc.*	2,641	12,888
Cogent Communications Holdings, Inc.	192	11,666
Upwork, Inc.*	536	11,084
Bumble, Inc. — Class A*	385	10,838
Cargurus, Inc.*	456	9,799
Q2 Holdings, Inc.*	250	9,643
Calix, Inc.*	254	8,672
Yelp, Inc. — Class A*	307	8,525
Maxar Technologies, Inc.	325	8,479
InterDigital, Inc.	137	8,330
TechTarget, Inc.*	122	8,018
Plantronics, Inc.*	189	7,499
Telephone & Data Systems, Inc.	450	7,105
Gray Television, Inc.	378	6,385
ePlus, Inc.*	118	6,268
Shutterstock, Inc.	108	6,189
CommScope Holding Company, Inc.*	916	5,606
Liberty Latin America Ltd. — Class C*	683	5,321
Magnite, Inc.*	585	5,195
Figs, Inc. — Class A*	570	5,193
Extreme Networks, Inc.*	571	5,093
Open Lending Corp. — Class A*	471	4,818
Shenandoah Telecommunications Co.	216	4,795
Overstock.com, Inc.*	190	4,752
Revolve Group, Inc.*	182	4,716
Infinera Corp.*	844	4,524
Scholastic Corp.	123	4,424
WideOpenWest, Inc.*	240	4,370
iHeartMedia, Inc. — Class A*	539	4,253
A10 Networks, Inc.	294	4,228
ContextLogic, Inc. — Class A*,1	2,541	4,066
AMC Networks, Inc. — Class A*	135	3,931
Vimeo, Inc.*	640	3,853
ADTRAN, Inc.	218	3,822
Sinclair Broadcast Group, Inc. — Class A	186	3,794
Globalstar, Inc.*,1	3,054	3,756
NeoPhotonics Corp.*	235	3,697
Gogo, Inc.*	223	3,610
Harmonic, Inc.*	411	3,563
Eventbrite, Inc. — Class A*	343	3,523
EW Scripps Co. — Class A*	261	3,255
Clearfield, Inc.*	52	3,221
EchoStar Corp. — Class A*	157	3,030
Planet Labs PBC*	694	3,005
Cars.com, Inc.*	310	2,923
Squarespace, Inc. — Class A*	139	2,908
Thryv Holdings, Inc.*	113	2,530
NETGEAR, Inc.*	127	2,352
HealthStream, Inc.*	108	2,345
QuinStreet, Inc.*	232	2,334
Consolidated Communications Holdings, Inc.*	331	2,317
ATN International, Inc.	49	2,299
Anterix, Inc.*	54	2,218
OptimizeRx Corp.*	79	2,164
Cyxtera Technologies, Inc.*,1	190	2,155
Poshmark, Inc. — Class A*	205	2,073
fuboTV, Inc.*	795	1,964
Tucows, Inc. — Class A*	44	1,958
ChannelAdvisor Corp.*	134	1,954
Couchbase, Inc.*	118	1,938
United States Cellular Corp.*	66	1,911
Boston Omaha Corp. — Class A*	92	1,900
Stagwell, Inc.*	349	1,895
Gannett Company, Inc.*	643	1,865
Stitch Fix, Inc. — Class A*	363	1,793
Clear Channel Outdoor Holdings, Inc.*	1,630	1,744
Allbirds, Inc. — Class A*	421	1,655
IDT Corp. — Class B*	64	1,610
CarParts.com, Inc.*	227	1,575
Rover Group, Inc.*	414	1,557
Liquidity Services, Inc.*	110	1,478
Edgio, Inc.*,1	613	1,416
Advantage Solutions, Inc.*	368	1,398
Liberty Latin America Ltd. — Class A*	173	1,349
DZS, Inc.*	78	1,269
Aviat Networks, Inc.*	49	1,227
Credo Technology Group Holding Ltd.*,1	105	1,226
Entravision Communications Corp. — Class A	265	1,208
Ooma, Inc.*	102	1,208
Quotient Technology, Inc.*	399	1,185
1-800-Flowers.com, Inc. — Class A*	120	1,141
Blade Air Mobility, Inc.*,1	251	1,119
Groupon, Inc.*	96	1,085
MediaAlpha, Inc. — Class A*	106	1,044
Ribbon Communications, Inc.*	322	979
RealReal, Inc.*	380	946
DHI Group, Inc.*	190	944
Focus Universal, Inc.*,1	79	902
Vivid Seats, Inc. — Class A1	111	829
Ondas Holdings, Inc.*	153	825
EverQuote, Inc. — Class A*	87	769
Cambium Networks Corp.*	51	747
Lands' End, Inc.*	68	722
RumbleON, Inc. — Class B*	46	677
Preformed Line Products Co.	11	676
Cumulus Media, Inc. — Class A*	82	634
Casa Systems, Inc.*	158	621
1stdibs.com, Inc.*	104	592
Vacasa, Inc. — Class A*	183	527
Nerdy, Inc.*	242	515
Audacy, Inc.*	533	502
Terran Orbital Corp.*	107	490
KORE Group Holdings, Inc.*	157	482
Arena Group Holdings, Inc.*	51	459
Starry Group Holdings, Inc. — Class A*,1	106	437
Solo Brands, Inc. — Class A*,1	98	398
Gambling.com Group Ltd.*	39	307
BARK, Inc.*	230	294

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 35.9% (continued)
Communications - 1.6% (continued)
Lulu's Fashion Lounge Holdings, Inc.*	26	$282
Value Line, Inc.	4	264
Urban One, Inc.*	53	227
AdTheorent Holding Company, Inc.*	72	223
Inspirato, Inc.*	45	208
Urban One, Inc.*	36	197
Innovid Corp.*	100	166
aka Brands Holding Corp.*	50	138
Total Communications		454,092
Utilities - 1.3%
Southwest Gas Holdings, Inc.	295	25,689
Black Hills Corp.	291	21,176
ONE Gas, Inc.	240	19,486
Portland General Electric Co.	399	19,284
New Jersey Resources Corp.	430	19,148
South Jersey Industries, Inc.	549	18,743
Brookfield Infrastructure Corp. — Class A	437	18,572
PNM Resources, Inc.	381	18,204
Spire, Inc.	227	16,882
Ormat Technologies, Inc.	203	15,905
ALLETE, Inc.	256	15,048
NorthWestern Corp.	242	14,261
Avista Corp.	323	14,054
American States Water Co.	165	13,449
California Water Service Group	239	13,277
Clearway Energy, Inc. — Class C	366	12,751
MGE Energy, Inc.	163	12,686
Otter Tail Corp.	184	12,352
Chesapeake Utilities Corp.	78	10,105
Northwest Natural Holding Co.	152	8,071
SJW Group	121	7,552
Middlesex Water Co.	77	6,751
Ameresco, Inc. — Class A*	142	6,469
Clearway Energy, Inc. — Class A	156	4,987
Unitil Corp.	71	4,169
York Water Co.	63	2,547
Artesian Resources Corp. — Class A	37	1,819
Altus Power, Inc.*	187	1,180
Global Water Resources, Inc.	58	766
FTC Solar, Inc.*	185	670
Via Renewables, Inc.	54	414
Total Utilities		356,467
Basic Materials - 1.2%
Rogers Corp.*	84	22,016
Balchem Corp.	142	18,423
Commercial Metals Co.	540	17,874
Livent Corp.*	724	16,428
Cabot Corp.	248	15,820
Sensient Technologies Corp.	187	15,065
HB Fuller Co.	237	14,270
Arconic Corp.*	472	13,240
Allegheny Technologies, Inc.*	555	12,604
Ingevity Corp.*	174	10,986
Innospec, Inc.	111	10,633
Stepan Co.	95	9,628
Hecla Mining Co.	2,388	9,361
Quaker Chemical Corp.	61	9,121
Minerals Technologies, Inc.	146	8,956
Tronox Holdings plc — Class A	522	8,770
Constellium SE*	555	7,332
GCP Applied Technologies, Inc.*	222	6,944
Trinseo plc	162	6,230
Carpenter Technology Corp.	213	5,945
Perimeter Solutions S.A.*	544	5,897
Kaiser Aluminum Corp.	71	5,615
Compass Minerals International, Inc.	153	5,415
Sylvamo Corp.	159	5,196
Novagold Resources, Inc.*	1,068	5,137
Orion Engineered Carbons S.A.	270	4,193
AdvanSix, Inc.	122	4,080
Uranium Energy Corp.*	1,248	3,844
Schnitzer Steel Industries, Inc. — Class A	116	3,810
Coeur Mining, Inc.*	1,245	3,785
Schweitzer-Mauduit International, Inc.	141	3,542
Energy Fuels, Inc.*	696	3,417
Lightwave Logic, Inc.*	499	3,263
Hawkins, Inc.	87	3,135
American Vanguard Corp.	130	2,905
Codexis, Inc.*	274	2,866
Ecovyst, Inc.	286	2,817
Piedmont Lithium, Inc.*	77	2,804
Resolute Forest Products, Inc.*	205	2,616
Neenah, Inc.	75	2,561
Clearwater Paper Corp.*	75	2,522
Origin Materials, Inc.*	474	2,427
Diversey Holdings Ltd.*	349	2,303
Intrepid Potash, Inc.*	50	2,264
Koppers Holdings, Inc.	92	2,083
Danimer Scientific, Inc.*	405	1,847
Kronos Worldwide, Inc.	98	1,803
5E Advanced Materials, Inc.*	144	1,754
Century Aluminum Co.*	231	1,702
Amyris, Inc.*	879	1,626
Glatfelter Corp.	197	1,355
Ur-Energy, Inc.*	935	991
United States Lime & Minerals, Inc.	9	950
Unifi, Inc.*	62	872
Dakota Gold Corp.*	227	760
Hycroft Mining Holding Corp.*	674	748
Rayonier Advanced Materials, Inc.*	276	723
Valhi, Inc.	11	499
PolyMet Mining Corp.*	131	360
Terawulf, Inc.*	96	115
Total Basic Materials		344,248
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	123	1,632
Diversified - 0.0%
Professional Holding Corp. — Class A*	58	1,163
Total Common Stocks
(Cost $10,782,155)		10,150,099

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc.*	232	–
Oncternal Therapeutics, Inc.*	2	–

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
RIGHTS††† - 0.0% (continued)
Consumer, Non-cyclical - 0.0% (continued)
Tobira Therapeutics, Inc.*	80	$–
UCB*	512	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $4)		–

EXCHANGE-TRADED FUNDS† - 1.4%
iShares Russell 2000 Index ETF[1]	1,164	197,135
Vanguard Russell 2000 ETF[1]	2,883	197,111
Total Exchange-Traded Funds
(Cost $509,845)		394,246

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 38.9%
Federal Home Loan Bank
1.01% due 07/01/22[2]	$6,000,000	6,000,000
1.45% due 08/08/22[2]	5,000,000	4,992,347
Total Federal Agency Discount Notes
(Cost $10,992,347)		10,992,347

U.S. TREASURY BILLS†† - 11.1%
U.S. Cash Management Bill
1.78% due 10/04/22[2]	1,500,000	1,492,855
1.34% due 10/04/22[2,3]	1,242,000	1,236,084
U.S. Treasury Bills
1.02% due 07/19/22[2,4]	415,000	414,788
Total U.S. Treasury Bills
(Cost $3,145,174)		3,143,727

REPURCHASE AGREEMENTS††,5 - 28.4%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	4,526,453	4,526,453
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	1,762,768	1,762,768
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	1,745,314	1,745,314
Total Repurchase Agreements
(Cost $8,034,535)		8,034,535

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.6%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[7]	444,723	444,723
Total Securities Lending Collateral
(Cost $444,723)		444,723
Total Investments - 117.3%
(Cost $33,908,783)		$33,159,677
Other Assets & Liabilities, net - (17.3)%		(4,884,880)
Total Net Assets - 100.0%		$28,274,797

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	91	Sep 2022	$7,773,675	$15,311

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	1.83% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	4,659	$7,957,095	$163,626
Barclays Bank plc	Russell 2000 Index	Pay	1.51% (SOFR)	At Maturity	11/16/22	12,689	21,672,517	(1,262,285)
BNP Paribas	Russell 2000 Index	Pay	1.78% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	5,057	8,637,844	(1,298,805)
							$38,267,456	$(2,397,464)

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
4	All or a portion of this security is pledged as futures collateral at June 30, 2022.
5	Repurchase Agreements — See Note 4.
6	Securities lending collateral — See Note 5.
7	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,150,099	$—	$—		$10,150,099
Rights	—	—	—	*	—
Exchange-Traded Funds	394,246	—	—		394,246
Federal Agency Discount Notes	—	10,992,347	—		10,992,347
U.S. Treasury Bills	—	3,143,727	—		3,143,727
Repurchase Agreements	—	8,034,535	—		8,034,535
Securities Lending Collateral	444,723	—	—		444,723
Equity Futures Contracts**	15,311	—	—		15,311
Equity Index Swap Agreements**	—	163,626	—		163,626
Total Assets	$11,004,379	$22,334,235	$—		$33,338,614

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,561,090	$—	$2,561,090

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 72.8%
Technology - 16.9%
Apple, Inc.	51,316	$7,015,924
Microsoft Corp.	24,961	6,410,734
NVIDIA Corp.	8,357	1,266,838
Broadcom, Inc.	1,363	662,159
Accenture plc — Class A	2,114	586,952
Adobe, Inc.*	1,577	577,277
Salesforce, Inc.*	3,316	547,273
Intel Corp.	13,647	510,534
QUALCOMM, Inc.	3,738	477,492
Texas Instruments, Inc.	3,078	472,935
International Business Machines Corp.	3,002	423,852
Advanced Micro Devices, Inc.*	5,409	413,626
Oracle Corp.	5,254	367,097
Intuit, Inc.	944	363,855
ServiceNow, Inc.*	669	318,123
Applied Materials, Inc.	2,948	268,209
Analog Devices, Inc.	1,747	255,219
Micron Technology, Inc.	3,727	206,029
Activision Blizzard, Inc.	2,610	203,214
Lam Research Corp.	463	197,307
Fidelity National Information Services, Inc.	2,038	186,823
Fiserv, Inc.*	1,942	172,780
KLA Corp.	498	158,902
Synopsys, Inc.*	511	155,191
Roper Technologies, Inc.	353	139,311
Cadence Design Systems, Inc.*	920	138,028
NXP Semiconductor N.V.	876	129,674
Fortinet, Inc.*	2,223	125,777
Autodesk, Inc.*	726	124,843
Paychex, Inc.	1,072	122,069
Cognizant Technology Solutions Corp. — Class A	1,739	117,365
HP, Inc.	3,516	115,255
Electronic Arts, Inc.	939	114,229
MSCI, Inc. — Class A	271	111,693
Microchip Technology, Inc.	1,856	107,796
ON Semiconductor Corp.*	1,450	72,950
ANSYS, Inc.*	290	69,394
Take-Two Interactive Software, Inc.*	528	64,696
Hewlett Packard Enterprise Co.	4,339	57,535
EPAM Systems, Inc.*	191	56,303
Monolithic Power Systems, Inc.	146	56,070
Broadridge Financial Solutions, Inc.	391	55,737
Zebra Technologies Corp. — Class A*	175	51,441
Skyworks Solutions, Inc.	537	49,748
Akamai Technologies, Inc.*	535	48,861
NetApp, Inc.	743	48,473
Teradyne, Inc.	535	47,909
Seagate Technology Holdings plc	660	47,151
Western Digital Corp.*	1,045	46,847
Leidos Holdings, Inc.	456	45,924
Tyler Technologies, Inc.*	138	45,882
Paycom Software, Inc.*	161	45,099
Jack Henry & Associates, Inc.	243	43,745
Citrix Systems, Inc.*	416	40,423
PTC, Inc.*	351	37,325
Qorvo, Inc.*	362	34,144
DXC Technology Co.*	816	24,733
Ceridian HCM Holding, Inc.*	459	21,610
Total Technology		24,676,385
Consumer, Non-cyclical - 16.4%
UnitedHealth Group, Inc.	3,131	1,608,175
Johnson & Johnson	8,782	1,558,893
Procter & Gamble Co.	8,008	1,151,470
Pfizer, Inc.	18,726	981,804
AbbVie, Inc.	5,898	903,338
Eli Lilly & Co.	2,632	853,373
Coca-Cola Co.	13,022	819,214
Merck & Company, Inc.	8,440	769,475
PepsiCo, Inc.	4,615	769,136
Thermo Fisher Scientific, Inc.	1,307	710,067
Abbott Laboratories	5,844	634,951
Danaher Corp.	2,160	547,603
Bristol-Myers Squibb Co.	7,106	547,162
Philip Morris International, Inc.	5,174	510,881
Amgen, Inc.	1,783	433,804
CVS Health Corp.	4,377	405,573
Medtronic plc	4,477	401,811
S&P Global, Inc.	1,158	390,315
Elevance Health, Inc.	805	388,477
Automatic Data Processing, Inc.	1,394	292,796
Mondelez International, Inc. — Class A	4,619	286,794
Cigna Corp.	1,059	279,068
Zoetis, Inc.	1,571	270,039
PayPal Holdings, Inc.*	3,865	269,932
Gilead Sciences, Inc.	4,186	258,737
Altria Group, Inc.	6,043	252,416
Vertex Pharmaceuticals, Inc.*	854	240,649
Intuitive Surgical, Inc.*	1,198	240,451
Becton Dickinson and Co.	951	234,450
Colgate-Palmolive Co.	2,797	224,152
Stryker Corp.	1,123	223,398
Regeneron Pharmaceuticals, Inc.*	361	213,398
Humana, Inc.	422	197,526
Edwards Lifesciences Corp.*	2,075	197,312
Estee Lauder Companies, Inc. — Class A	774	197,115
Boston Scientific Corp.*	4,771	177,815
Centene Corp.*	1,952	165,159
Moderna, Inc.*	1,155	164,992
McKesson Corp.	485	158,212
Kimberly-Clark Corp.	1,125	152,044
General Mills, Inc.	2,010	151,654
Moody's Corp.	536	145,776
Archer-Daniels-Midland Co.	1,878	145,733
Sysco Corp.	1,700	144,007
IQVIA Holdings, Inc.*	632	137,138
Corteva, Inc.	2,415	130,748
HCA Healthcare, Inc.	759	127,557
Constellation Brands, Inc. — Class A	543	126,552
Monster Beverage Corp.*	1,255	116,338
Cintas Corp.	290	108,324

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 72.8% (continued)
Consumer, Non-cyclical - 16.4% (continued)
Baxter International, Inc.	1,681	$107,971
Hershey Co.	487	104,783
Global Payments, Inc.	940	104,002
Kroger Co.	2,190	103,653
ResMed, Inc.	488	102,299
Biogen, Inc.*	489	99,726
IDEXX Laboratories, Inc.*	280	98,204
Dexcom, Inc.*	1,310	97,634
Illumina, Inc.*	524	96,604
Verisk Analytics, Inc. — Class A	527	91,218
Kraft Heinz Co.	2,369	90,354
Keurig Dr Pepper, Inc.	2,462	87,130
Tyson Foods, Inc. — Class A	973	83,736
Church & Dwight Company, Inc.	810	75,055
West Pharmaceutical Services, Inc.	247	74,685
Equifax, Inc.	408	74,574
Zimmer Biomet Holdings, Inc.	699	73,437
Laboratory Corporation of America Holdings	309	72,417
AmerisourceBergen Corp. — Class A	503	71,164
McCormick & Company, Inc.	835	69,514
STERIS plc	334	68,854
Waters Corp.*	201	66,527
Gartner, Inc.*	269	65,052
Catalent, Inc.*	598	64,159
Kellogg Co.	846	60,354
Quanta Services, Inc.	480	60,163
PerkinElmer, Inc.	421	59,875
United Rentals, Inc.*	239	58,056
Align Technology, Inc.*	245	57,984
Clorox Co.	411	57,943
Hologic, Inc.*	832	57,658
Conagra Brands, Inc.	1,602	54,852
Molina Healthcare, Inc.*	196	54,804
FleetCor Technologies, Inc.*	258	54,208
Quest Diagnostics, Inc.	392	52,128
Cooper Companies, Inc.	165	51,665
Incyte Corp.*	628	47,709
Cardinal Health, Inc.	909	47,513
J M Smucker Co.	362	46,339
Bio-Techne Corp.	131	45,410
Hormel Foods Corp.	946	44,802
Avery Dennison Corp.	273	44,190
Brown-Forman Corp. — Class B	610	42,798
Viatris, Inc.	4,046	42,362
Teleflex, Inc.	157	38,598
ABIOMED, Inc.*	152	37,621
Charles River Laboratories International, Inc.*	170	36,375
Bio-Rad Laboratories, Inc. — Class A*	72	35,640
Henry Schein, Inc.*	461	35,377
Lamb Weston Holdings, Inc.	482	34,444
Molson Coors Beverage Co. — Class B	629	34,287
Campbell Soup Co.	675	32,434
MarketAxess Holdings, Inc.	126	32,257
Organon & Co.	847	28,586
Nielsen Holdings plc	1,200	27,864
Robert Half International, Inc.	369	27,634
Rollins, Inc.	756	26,400
Dentsply Sirona, Inc.	719	25,690
Universal Health Services, Inc. — Class B	224	22,559
DaVita, Inc.*	202	16,152
Total Consumer, Non-cyclical		23,991,287
Financial - 10.9%
Berkshire Hathaway, Inc. — Class B*	6,038	1,648,495
JPMorgan Chase & Co.	9,803	1,103,916
Visa, Inc. — Class A	5,493	1,081,517
Mastercard, Inc. — Class A	2,866	904,166
Bank of America Corp.	23,662	736,598
Wells Fargo & Co.	12,651	495,540
American Tower Corp. — Class A REIT	1,551	396,420
Morgan Stanley	4,671	355,276
Goldman Sachs Group, Inc.	1,146	340,385
Charles Schwab Corp.	5,034	318,048
Citigroup, Inc.	6,481	298,061
Prologis, Inc. REIT	2,471	290,713
BlackRock, Inc. — Class A	475	289,294
American Express Co.	2,036	282,230
Chubb Ltd.	1,414	277,964
Marsh & McLennan Companies, Inc.	1,675	260,044
CME Group, Inc. — Class A	1,200	245,640
Crown Castle International Corp. REIT	1,445	243,309
Progressive Corp.	1,952	226,959
PNC Financial Services Group, Inc.	1,380	217,723
Truist Financial Corp.	4,444	210,779
U.S. Bancorp	4,512	207,642
Equinix, Inc. REIT	304	199,734
Aon plc — Class A	709	191,203
Intercontinental Exchange, Inc.	1,863	175,196
Public Storage REIT	510	159,462
MetLife, Inc.	2,307	144,857
Realty Income Corp. REIT	2,008	137,066
Capital One Financial Corp.	1,312	136,697
Travelers Companies, Inc.	801	135,473
American International Group, Inc.	2,644	135,188
Welltower, Inc. REIT	1,515	124,760
Digital Realty Trust, Inc. REIT	950	123,339
Prudential Financial, Inc.	1,252	119,791
Allstate Corp.	918	116,338
SBA Communications Corp. REIT	360	115,218
Arthur J Gallagher & Co.	701	114,291
Aflac, Inc.	1,978	109,443
Simon Property Group, Inc. REIT	1,096	104,032
Bank of New York Mellon Corp.	2,480	103,441
VICI Properties, Inc. REIT	3,214	95,745
M&T Bank Corp.	599	95,475
AvalonBay Communities, Inc. REIT	467	90,715
Discover Financial Services	938	88,716
Ameriprise Financial, Inc.	367	87,229

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 72.8% (continued)
Financial - 10.9% (continued)
First Republic Bank	599	$86,376
T. Rowe Price Group, Inc.	759	86,230
Equity Residential REIT	1,142	82,475
Weyerhaeuser Co. REIT	2,485	82,303
CBRE Group, Inc. — Class A*	1,091	80,308
SVB Financial Group*	196	77,418
Fifth Third Bancorp	2,290	76,944
Extra Space Storage, Inc. REIT	448	76,214
State Street Corp.	1,225	75,521
Willis Towers Watson plc	372	73,429
Alexandria Real Estate Equities, Inc. REIT	496	71,935
Hartford Financial Services Group, Inc.	1,098	71,842
Duke Realty Corp. REIT	1,283	70,501
Ventas, Inc. REIT	1,334	68,608
Mid-America Apartment Communities, Inc. REIT	385	67,248
Northern Trust Corp.	695	67,054
Cincinnati Financial Corp.	498	59,252
Nasdaq, Inc.	385	58,728
Regions Financial Corp.	3,119	58,481
Citizens Financial Group, Inc.	1,637	58,424
Raymond James Financial, Inc.	649	58,027
Huntington Bancshares, Inc.	4,803	57,780
Essex Property Trust, Inc. REIT	218	57,009
KeyCorp	3,112	53,620
Principal Financial Group, Inc.	784	52,363
Camden Property Trust REIT	356	47,875
W R Berkley Corp.	699	47,714
Iron Mountain, Inc. REIT	970	47,229
Healthpeak Properties, Inc. REIT	1,801	46,664
Synchrony Financial	1,674	46,236
UDR, Inc. REIT	999	45,994
Brown & Brown, Inc.	782	45,622
Boston Properties, Inc. REIT	476	42,354
Kimco Realty Corp. REIT	2,063	40,786
Cboe Global Markets, Inc.	354	40,069
Loews Corp.	649	38,460
Signature Bank	210	37,634
Host Hotels & Resorts, Inc. REIT	2,386	37,412
Everest Re Group Ltd.	132	36,997
Comerica, Inc.	436	31,994
Assurant, Inc.	181	31,286
Regency Centers Corp. REIT	518	30,723
Globe Life, Inc.	303	29,533
Zions Bancorp North America	505	25,704
Lincoln National Corp.	539	25,209
Federal Realty OP, LP REIT	239	22,882
Franklin Resources, Inc.	934	21,772
Invesco Ltd.	1,124	18,130
Vornado Realty Trust REIT	531	15,181
Total Financial		15,915,678
Communications - 9.3%
Amazon.com, Inc.*	29,203	3,101,651
Alphabet, Inc. — Class A*	1,004	2,187,977
Alphabet, Inc. — Class C*	920	2,012,454
Meta Platforms, Inc. — Class A*	7,655	1,234,369
Verizon Communications, Inc.	14,017	711,363
Cisco Systems, Inc.	13,865	591,203
Comcast Corp. — Class A	14,921	585,500
Walt Disney Co.*	6,079	573,858
AT&T, Inc.	23,893	500,797
T-Mobile US, Inc.*	1,966	264,505
Netflix, Inc.*	1,483	259,332
Booking Holdings, Inc.*	136	237,863
Charter Communications, Inc. — Class A*	387	181,321
Motorola Solutions, Inc.	558	116,957
Warner Bros Discovery, Inc.*	7,371	98,919
Twitter, Inc.*	2,546	95,195
Corning, Inc.	2,537	79,941
eBay, Inc.	1,869	77,881
CDW Corp.	451	71,059
Arista Networks, Inc.*	751	70,399
Match Group, Inc.*	953	66,415
VeriSign, Inc.*	318	53,211
Paramount Global — Class B	2,031	50,125
FactSet Research Systems, Inc.	126	48,456
Expedia Group, Inc.*	506	47,984
Omnicom Group, Inc.	687	43,700
NortonLifeLock, Inc.	1,942	42,646
Interpublic Group of Companies, Inc.	1,314	36,175
Lumen Technologies, Inc.	3,103	33,854
Fox Corp. — Class A	1,040	33,446
Etsy, Inc.*	424	31,041
F5, Inc.*	202	30,914
Juniper Networks, Inc.	1,078	30,723
News Corp. — Class A	1,297	20,207
DISH Network Corp. — Class A*	837	15,007
Fox Corp. — Class B	483	14,345
News Corp. — Class B	402	6,388
Total Communications		13,657,181
Consumer, Cyclical - 6.6%
Tesla, Inc.*	2,801	1,886,250
Home Depot, Inc.	3,449	945,957
Costco Wholesale Corp.	1,479	708,855
McDonald's Corp.	2,468	609,300
Walmart, Inc.	4,686	569,724
NIKE, Inc. — Class B	4,235	432,817
Lowe's Companies, Inc.	2,207	385,497
Starbucks Corp.	3,828	292,421
TJX Companies, Inc.	3,920	218,932
Target Corp.	1,543	217,918
Dollar General Corp.	764	187,516
General Motors Co.*	4,866	154,544
Ford Motor Co.	13,180	146,693
AutoZone, Inc.*	66	141,842
O'Reilly Automotive, Inc.*	219	138,355
Marriott International, Inc. — Class A	918	124,857
Chipotle Mexican Grill, Inc. — Class A*	93	121,575
Dollar Tree, Inc.*	751	117,043
Yum! Brands, Inc.	952	108,062
Hilton Worldwide Holdings, Inc.	929	103,528
Fastenal Co.	1,921	95,896
PACCAR, Inc.	1,160	95,514
Cummins, Inc.	471	91,153
Walgreens Boots Alliance, Inc.	2,393	90,695
Ross Stores, Inc.	1,173	82,380

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 72.8% (continued)
Consumer, Cyclical - 6.6% (continued)
Aptiv plc*	904	$80,519
Copart, Inc.*	713	77,475
Tractor Supply Co.	373	72,306
Southwest Airlines Co.*	1,979	71,481
DR Horton, Inc.	1,069	70,757
Ulta Beauty, Inc.*	174	67,074
WW Grainger, Inc.	143	64,983
Genuine Parts Co.	473	62,909
Delta Air Lines, Inc.*	2,140	61,996
Lennar Corp. — Class A	863	60,902
CarMax, Inc.*	536	48,497
VF Corp.	1,077	47,571
Pool Corp.	134	47,065
Darden Restaurants, Inc.	416	47,058
Domino's Pizza, Inc.	120	46,765
Best Buy Company, Inc.	676	44,069
NVR, Inc.*	11	44,045
LKQ Corp.	868	42,610
United Airlines Holdings, Inc.*	1,090	38,608
Las Vegas Sands Corp.*	1,148	38,561
Live Nation Entertainment, Inc.*	457	37,739
Hasbro, Inc.	437	35,782
Advance Auto Parts, Inc.	204	35,310
MGM Resorts International	1,180	34,161
PulteGroup, Inc.	793	31,427
Whirlpool Corp.	188	29,116
American Airlines Group, Inc.*	2,168	27,490
Caesars Entertainment, Inc.*	715	27,385
BorgWarner, Inc.	800	26,696
Royal Caribbean Cruises Ltd.*	749	26,147
Tapestry, Inc.	840	25,637
Carnival Corp.*	2,709	23,433
Newell Brands, Inc.	1,228	23,381
Bath & Body Works, Inc.	796	21,428
Wynn Resorts Ltd.*	352	20,057
Alaska Air Group, Inc.*	421	16,861
Penn National Gaming, Inc.*	546	16,609
Norwegian Cruise Line Holdings Ltd.*,1	1,399	15,557
Ralph Lauren Corp. — Class A	154	13,806
PVH Corp.	225	12,803
Total Consumer, Cyclical		9,703,400
Industrial - 5.6%
Raytheon Technologies Corp.	4,964	477,090
United Parcel Service, Inc. — Class B	2,451	447,405
Union Pacific Corp.	2,096	447,035
Honeywell International, Inc.	2,272	394,896
Lockheed Martin Corp.	790	339,669
Caterpillar, Inc.	1,780	318,193
Deere & Co.	932	279,106
Boeing Co.*	1,856	253,752
3M Co.	1,899	245,750
General Electric Co.	3,674	233,924
Northrop Grumman Corp.	488	233,542
CSX Corp.	7,257	210,888
Waste Management, Inc.	1,275	195,049
Norfolk Southern Corp.	795	180,696
FedEx Corp.	796	180,461
Illinois Tool Works, Inc.	946	172,409
General Dynamics Corp.	769	170,141
Eaton Corporation plc	1,332	167,819
Emerson Electric Co.	1,983	157,728
L3Harris Technologies, Inc.	644	155,655
Amphenol Corp. — Class A	1,993	128,309
TE Connectivity Ltd.	1,075	121,636
Agilent Technologies, Inc.	1,002	119,008
Johnson Controls International plc	2,322	111,177
Parker-Hannifin Corp.	428	105,309
Trane Technologies plc	781	101,428
Carrier Global Corp.	2,831	100,953
Otis Worldwide Corp.	1,411	99,715
TransDigm Group, Inc.*	173	92,844
Republic Services, Inc. — Class A	696	91,086
Mettler-Toledo International, Inc.*	76	87,307
AMETEK, Inc.	771	84,725
Keysight Technologies, Inc.*	607	83,675
Old Dominion Freight Line, Inc.	306	78,422
Rockwell Automation, Inc.	388	77,332
Ball Corp.	1,067	73,378
Fortive Corp.	1,196	65,038
Vulcan Materials Co.	444	63,092
Amcor plc	5,016	62,349
Martin Marietta Materials, Inc.	208	62,242
Teledyne Technologies, Inc.*	156	58,517
Dover Corp.	481	58,355
Ingersoll Rand, Inc.	1,355	57,019
Expeditors International of Washington, Inc.	560	54,578
Jacobs Engineering Group, Inc.	429	54,539
Stanley Black & Decker, Inc.	504	52,850
Westinghouse Air Brake Technologies Corp.	610	50,069
Garmin Ltd.	509	50,009
Trimble, Inc.*	835	48,622
Xylem, Inc.	601	46,986
IDEX Corp.	254	46,134
Generac Holdings, Inc.*	213	44,853
J.B. Hunt Transport Services, Inc.	280	44,092
Textron, Inc.	718	43,848
CH Robinson Worldwide, Inc.	425	43,082
Packaging Corporation of America	313	43,037
Masco Corp.	787	39,822
Howmet Aerospace, Inc.	1,255	39,470
Nordson Corp.	180	36,439
Snap-on, Inc.	178	35,071
Westrock Co.	851	33,904
Huntington Ingalls Industries, Inc.	134	29,188
Allegion plc	293	28,685
Sealed Air Corp.	488	28,167
Fortune Brands Home & Security, Inc.	437	26,168
Pentair plc	552	25,265
A O Smith Corp.	434	23,731
Mohawk Industries, Inc.*	172	21,344
Total Industrial		8,234,077

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 72.8% (continued)
Energy - 3.3%
Exxon Mobil Corp.	14,060	$1,204,099
Chevron Corp.	6,558	949,467
ConocoPhillips	4,317	387,710
EOG Resources, Inc.	1,955	215,910
Occidental Petroleum Corp.	2,972	174,991
Schlumberger N.V.	4,718	168,716
Pioneer Natural Resources Co.	751	167,533
Marathon Petroleum Corp.	1,806	148,471
Valero Energy Corp.	1,362	144,753
Phillips 66	1,606	131,676
Williams Companies, Inc.	4,065	126,869
Devon Energy Corp.	2,049	112,920
Kinder Morgan, Inc.	6,508	109,074
Hess Corp.	925	97,995
Halliburton Co.	3,010	94,394
Baker Hughes Co.	3,122	90,132
Enphase Energy, Inc.*	451	88,053
ONEOK, Inc.	1,491	82,750
Coterra Energy, Inc. — Class A	2,689	69,349
Diamondback Energy, Inc.	557	67,481
Marathon Oil Corp.	2,362	53,098
SolarEdge Technologies, Inc.*	185	50,631
APA Corp.	1,129	39,402
Total Energy		4,775,474
Utilities - 2.3%
NextEra Energy, Inc.	6,557	507,905
Duke Energy Corp.	2,570	275,530
Southern Co.	3,546	252,865
Dominion Energy, Inc.	2,708	216,126
American Electric Power Company, Inc.	1,714	164,441
Sempra Energy	1,049	157,633
Exelon Corp.	3,272	148,287
Xcel Energy, Inc.	1,818	128,642
Consolidated Edison, Inc.	1,182	112,408
WEC Energy Group, Inc.	1,053	105,974
Public Service Enterprise Group, Inc.	1,666	105,425
Eversource Energy	1,151	97,225
American Water Works Company, Inc.	607	90,303
DTE Energy Co.	647	82,007
Edison International	1,272	80,441
Ameren Corp.	862	77,890
Entergy Corp.	679	76,483
FirstEnergy Corp.	1,906	73,171
PPL Corp.	2,456	66,631
CMS Energy Corp.	968	65,340
Constellation Energy Corp.	1,090	62,413
CenterPoint Energy, Inc.	2,101	62,148
Atmos Energy Corp.	464	52,014
Evergy, Inc.	766	49,982
Alliant Energy Corp.	837	49,057
AES Corp.	2,229	46,831
NiSource, Inc.	1,354	39,930
NRG Energy, Inc.	792	30,231
Pinnacle West Capital Corp.	377	27,566
Total Utilities		3,304,899
Basic Materials - 1.5%
Linde plc	1,680	483,051
Sherwin-Williams Co.	799	178,904
Air Products and Chemicals, Inc.	740	177,955
Newmont Corp.	2,649	158,066
Freeport-McMoRan, Inc.	4,837	141,531
Ecolab, Inc.	829	127,467
Dow, Inc.	2,430	125,412
International Flavors & Fragrances, Inc.	851	101,371
DuPont de Nemours, Inc.	1,697	94,319
Nucor Corp.	888	92,716
PPG Industries, Inc.	788	90,100
Albemarle Corp.	391	81,711
LyondellBasell Industries N.V. — Class A	864	75,566
CF Industries Holdings, Inc.	696	59,668
Mosaic Co.	1,208	57,054
International Paper Co.	1,237	51,744
FMC Corp.	420	44,944
Celanese Corp. — Class A	361	42,457
Eastman Chemical Co.	430	38,601
Total Basic Materials		2,222,637
Total Common Stocks
(Cost $91,082,002)		106,481,018

	Face Amount
U.S. TREASURY BILLS†† - 13.9%
U.S. Cash Management Bill
1.34% due 10/04/22[2,3]	$16,958,000	16,877,226
U.S. Treasury Bills
1.02% due 07/19/22[3,4]	3,348,000	3,346,288
Total U.S. Treasury Bills
(Cost $20,241,872)		20,223,514

FEDERAL AGENCY DISCOUNT NOTES†† - 10.3%
Federal Home Loan Bank
1.01% due 07/01/22[3]	10,000,000	10,000,000
1.15% due 07/06/22[3]	5,000,000	4,999,201
Total Federal Agency Discount Notes
(Cost $14,999,201)		14,999,201

REPURCHASE AGREEMENTS††,5 - 14.0%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[2]	11,573,448	11,573,448
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[2]	4,507,127	4,507,127
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[2]	4,462,501	4,462,501
Total Repurchase Agreements
(Cost $20,543,076)		20,543,076

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[7]	12,216	$12,216
Total Securities Lending Collateral
(Cost $12,216)		12,216
Total Investments - 111.0%
(Cost $146,878,367)		$162,259,025
Other Assets & Liabilities, net - (11.0)%		(16,037,433)
Total Net Assets - 100.0%		$146,221,592

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	407	Sep 2022	$77,116,325	$(1,622,291)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	8,185	$30,984,511	$(295,719)
BNP Paribas	S&P 500 Index	Pay	2.18% (Federal Funds Rate + 0.60%)	At Maturity	11/17/22	2,885	10,919,292	(559,592)
Barclays Bank plc	S&P 500 Index	Pay	1.96% (SOFR + 0.45%)	At Maturity	11/16/22	17,671	66,891,834	(8,324,501)
							$108,795,637	$(9,179,812)

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures collateral at June 30, 2022.
5	Repurchase Agreements — See Note 4.
6	Securities lending collateral — See Note 5.
7	Rate indicated is the 7-day yield as of June 30, 2022.

CME — Chicago Mercantile Exchange
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$106,481,018	$—	$—	$106,481,018
U.S. Treasury Bills	—	20,223,514	—	20,223,514
Federal Agency Discount Notes	—	14,999,201	—	14,999,201
Repurchase Agreements	—	20,543,076	—	20,543,076
Securities Lending Collateral	12,216	—	—	12,216
Total Assets	$106,493,234	$55,765,791	$—	$162,259,025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,622,291	$—	$—	$1,622,291
Equity Index Swap Agreements**	—	9,179,812	—	9,179,812
Total Liabilities	$1,622,291	$9,179,812	$—	$10,802,103

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2022, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bond
1.48%			2.38%
Due 07/01/22	$49,428,565	$49,430,597	Due 05/15/51	$59,190,200	$50,417,191

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
1.42%			0.38%
Due 07/01/22	19,249,301	19,250,061	Due 07/15/23	19,244,446	19,634,408

BofA Securities, Inc.			U.S. Treasury Note
1.44%			1.63%
Due 07/01/22	19,058,714	19,059,477	Due 05/15/31	21,869,500	19,439,935

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$1,213,738	$1,248,065
Russell 2000® 2x Strategy Fund	428,803	444,723
S&P 500® 2x Strategy Fund	11,320	12,216

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At June 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$24,872,876	$4,354,931	$(1,450,248)	$2,904,683
Inverse Dow 2x Strategy Fund	5,714,018	861,358	(769)	860,589
Inverse NASDAQ-100® 2x Strategy Fund	19,471,307	5,061,479	(924)	5,060,555
Inverse Russell 2000® 2x Strategy Fund	10,090,136	2,277,073	(109)	2,276,964
Inverse S&P 500® 2x Strategy Fund	23,462,603	2,943,992	(375)	2,943,617
NASDAQ-100® 2x Strategy Fund	400,573,665	61,449,935	(30,921,385)	30,528,550
Russell 2000® 2x Strategy Fund	35,649,875	191,406	(5,063,757)	(4,872,351)
S&P 500® 2x Strategy Fund	175,823,265	–	(24,366,343)	(24,366,343)

Note 7 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.